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STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2007 AS REVISED JULY 1, 2008

WISDOMTREE(R) TRUST

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following separate investment portfolios (each, a "Fund") of WisdomTree Trust (the "Trust"), as each such Prospectus may be revised from time to time:

WISDOMTREE DOMESTIC DIVIDEND FUNDS
   WisdomTree Total Dividend Fund
   WisdomTree High-Yielding Equity Fund
   WisdomTree LargeCap Dividend Fund
   WisdomTree Dividend Top 100(SM) Fund
   WisdomTree MidCap Dividend Fund
   WisdomTree SmallCap Dividend Fund

WISDOMTREE EARNINGS FUNDS
   WisdomTree Total Earnings Fund
   WisdomTree Earnings 500 Fund
   WisdomTree MidCap Earnings Fund
   WisdomTree SmallCap Earnings Fund
   WisdomTree Earnings Top 100 Fund
   WisdomTree Low P/E Fund
   WisdomTree India Earnings Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS
   WisdomTree DEFA Fund
   WisdomTree DEFA High-Yielding Equity Fund
   WisdomTree Europe Total Dividend Fund
   WisdomTree Europe High-Yielding Equity Fund
   WisdomTree Europe SmallCap Dividend Fund
   WisdomTree Japan Total Dividend Fund
   WisdomTree Japan High-Yielding Equity Fund
   WisdomTree Japan SmallCap Dividend Fund
   WisdomTree Pacific ex-Japan Total Dividend Fund
   WisdomTree Pacific ex-Japan High-Yielding Equity Fund
   WisdomTree International LargeCap Dividend Fund
   WisdomTree International Dividend Top 100(SM) Fund
   WisdomTree International MidCap Dividend Fund
   WisdomTree International SmallCap Dividend Fund
   WisdomTree Emerging Markets High-Yielding Equity Fund
   WisdomTree Emerging Markets SmallCap Dividend Fund
   WisdomTree Middle East Dividend Fund

WISDOMTREE INTERNATIONAL SECTOR FUNDS
   WisdomTree International Basic Materials Sector Fund
   WisdomTree International Communications Sector Fund
   WisdomTree International Consumer Discretionary Sector Fund
   WisdomTree International Consumer Staples Sector Fund
   WisdomTree International Energy Sector Fund
   WisdomTree International Financial Sector Fund
   WisdomTree International Health Care Sector Fund
   WisdomTree International Industrial Sector Fund
   WisdomTree International Technology Sector Fund
   WisdomTree International Utilities Sector Fund
   WisdomTree International Real Estate Fund

The Middle East Dividend Fund is not yet available for sale. The Fund is expected to be available in July 2008.

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The current  Prospectus  for the Domestic and  International  Dividend  Funds is
dated July 27, 2007 as revised July 1, 2008. The current Prospectus for the Earnings Funds is dated July 27, 2007 as revised March 14, 2008. The current Prospectus for the International Sector Funds is dated July 27, 2007 as revised June 6, 2008. The International Dividend Funds, International Sector Funds and
the  India  Earnings  Fund  are  sometimes   referred  to  collectively  as  the
"International Funds." Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds'
audited   financial   statements  for  the  period  ended  March  31,  2007  are incorporated in this Statement of Additional Information by reference to the Funds' 2007 Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds' Annual Report at no charge by request to the Fund at the address or phone number noted below. Since the Emerging Markets High-Yielding Equity Fund, Emerging Markets Small Cap Dividend Fund, India Earnings Fund, International Real Estate Fund and Middle East Dividend Fund did not commence operations until after the close of the 2007 fiscal year, financial statements for these Funds are not yet available.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

 Statement of Additional Information dated July 27, 2007 as revised July 1, 2008

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                                TABLE OF CONTENTS

General Description of the Trust and the Funds ............................    1
   WisdomTree Domestic Dividend Funds .....................................    1
   Wisdom Tree Earnings Funds .............................................    1
   WisdomTree International Dividend Funds ................................    1
   WisdomTree International Sector Funds ..................................    1
Investment Strategies and Risks ...........................................    2
   Principal Investment Strategy ..........................................    2
   General Risks ..........................................................    3
   Lack of Diversification ................................................    3
   Specific Investment Strategies .........................................    4
   Securities Lending .....................................................    4
   Money Market Instruments ...............................................    4
   Repurchase Agreements ..................................................    4
   Reverse Repurchase Agreements ..........................................    4
   Investment Company Securities ..........................................    5
   Real Estate Investment Trusts ..........................................    5
   Non-U.S. Securities ....................................................    5
   Depositary Receipts ....................................................   10
   Currency Transactions ..................................................   11
   Illiquid Securities ....................................................   11
   Futures, Options and Options on Futures Contracts ......................   11
   Risks of Futures and Options Transactions ..............................   12
   Swap Agreements ........................................................   12
   Participation Certificates .............................................   12
   Tracking Stocks ........................................................   13
   Future Developments ....................................................   13
Proxy Voting Policy .......................................................   13
Portfolio Holding Disclosure Policies and Procedures ......................   14
Description of the WisdomTree Indexes .....................................   15
   WisdomTree Domestic Dividend Indexes ...................................   16
      WisdomTree Dividend Index ...........................................   16
      WisdomTree High-Yielding Equity Index ...............................   17
      WisdomTree LargeCap Dividend Index ..................................   17
      WisdomTree Dividend Top 100 Index ...................................   17
      WisdomTree MidCap Dividend Index ....................................   17
      WisdomTree SmallCap Dividend Index ..................................   17
   WisdomTree Earnings Indexes ............................................   17
      WisdomTree Earnings Index ...........................................   17
      WisdomTree Earnings 500 Index .......................................   18
      WisdomTree MidCap Earnings Index ....................................   18
      WisdomTree SmallCap Earnings Index ..................................   18
      WisdomTree Earnings Top 100 Index ...................................   18
      WisdomTree Low P/E Index ............................................   19
      WisdomTree India Earnings Index .....................................   19
   WisdomTree International Dividend Indexes ..............................   19
      WisdomTree DEFA Index ...............................................   19
      WisdomTree DEFA High-Yielding Equity Index ..........................   19
      WisdomTree Europe Dividend Index ....................................   20
      WisdomTree Europe High-Yielding Equity Index ........................   20
      WisdomTree Europe SmallCap Dividend Index ...........................   20
      WisdomTree Japan Dividend Index .....................................   20
      WisdomTree Japan High-Yielding Equity Index .........................   21
      WisdomTree Japan SmallCap Dividend Index ............................   21

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      WisdomTree Pacific ex-Japan Dividend Index ..........................   21
      WisdomTree Pacific ex-Japan High-Yielding Equity Index ..............   21
      WisdomTree International LargeCap Dividend Index ....................   21
      WisdomTree International Dividend Top 100 Index .....................   21
      WisdomTree International MidCap Dividend Index ......................   22
      WisdomTree International SmallCap Dividend Index ....................   22
      WisdomTree Emerging Markets High-Yielding Equity Index ..............   22
      WisdomTree Emerging Markets SmallCap Dividend Index .................   22
      WisdomTree Middle East Dividend Index ...............................   23
   WisdomTree International Sector Indexes ................................   23
      WisdomTree International Basic Materials Sector Index ...............   23
      WisdomTree International Communications Sector Index ................   23
      WisdomTree International Consumer Discretionary Sector Index ........   23
      WisdomTree International Consumer Staples Sector Index ..............   24
      WisdomTree International Energy Sector Index ........................   24
      WisdomTree International Financial Sector Index .....................   24
      WisdomTree International Health Care Sector Index ...................   24
      WisdomTree International Industrial Sector Index ....................   24
      WisdomTree International Technology Sector Index ....................   25
      WisdomTree International Utilities Sector Index .....................   25
      WisdomTree International Real Estate Index ..........................   25
Investment Limitations ....................................................   26
Fundamental Policies ......................................................   26
   Senior Securities ......................................................   26
   Borrowing ..............................................................   26
   Underwriting ...........................................................   26
   Concentration ..........................................................   26
   Real Estate ............................................................   26
   Commodities ............................................................   26
   Loans ..................................................................   26
Continuous Offering .......................................................   27
Management of the Trust ...................................................   28
Trustees and Officers .....................................................   28
Interested Trustee and Officers ...........................................   28
Independent Trustees ......................................................   29
   Committees of the Board of Trustees ....................................   30
   Audit Committee ........................................................   30
   Governance and Nominating Committee ....................................   30
   Approval of Investment Advisory Agreement and Sub-Advisory Agreement ...   30
   Approval of Investment Advisory Agreement ..............................   31
   Remuneration of Trustees ...............................................   32
   Control Persons and Principal Holders of Securities ....................   32
   Investment Adviser .....................................................   47
   Sub-Adviser ............................................................   50
   Portfolio Managers .....................................................   51
   Portfolio Manager Fund Ownership .......................................   52
   Portfolio Manager Compensation .........................................   52
   Code of Ethics .........................................................   53
   Administrator, Custodian and Transfer Agent ............................   53
   Distributor ............................................................   54
Brokerage Transactions ....................................................   55
Additional Information Concerning the Trust ...............................   65
   Shares .................................................................   66

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   Termination of the Trust or a Fund .....................................   65
   Role of DTC ............................................................   65
   Creation & Redemption of Creation Unit Aggregations ....................   66
   Creation ...............................................................   66
   Fund Deposit ...........................................................   66
   Procedures for Creation of Creation Unit Aggregations ..................   67
   Placement of Creation Orders for Domestic Dividend and Earnings
      Weighted Funds Using the Clearing Process ...........................   68
   Placement of Creation Orders for Domestic Dividend and Earnings
      Weighted Funds Outside the Clearing Process .........................   68
   Placement of Creation Orders for International Funds ...................   69
   Acceptance of Orders for Creation Unit Aggregations ....................   70
   Creation Transaction Fee ...............................................   71
   Placement of Redemption Orders for Domestic Dividend and
      Earnings Weighted Funds Using the Clearing Process ..................   72
   Placement of Redemption Orders for Domestic Dividend and
      Earnings Weighted Funds Outside the Clearing Process ................   72
   Placement of Redemption Orders for International Funds .................   72
Regular Holidays ..........................................................   74
Taxes .....................................................................   78
Determination of NAV ......................................................   83
Dividends and Distributions ...............................................   83
Financial Statements ......................................................   84
Miscellaneous Information .................................................   84

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC DIVIDEND FUNDS
   WisdomTree Total Dividend Fund
   WisdomTree High-Yielding Equity Fund
   WisdomTree LargeCap Dividend Fund
   WisdomTree Dividend Top 100 Fund
   WisdomTree MidCap Dividend Fund
   WisdomTree SmallCap Dividend Fund

WISDOMTREE EARNINGS FUNDS
   WisdomTree Total Earnings Fund
   WisdomTree Earnings 500 Fund
   WisdomTree MidCap Earnings Fund
   WisdomTree SmallCap Earnings Fund
   WisdomTree Earnings Top 100 Fund
   WisdomTree Low P/E Fund
   WisdomTree India Earnings Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS
   WisdomTree DEFA Fund
   WisdomTree DEFA High-Yielding Equity Fund
   WisdomTree Europe Total Dividend Fund
   WisdomTree Europe High-Yielding Equity Fund
   WisdomTree Europe SmallCap Dividend Fund
   WisdomTree Japan Total Dividend Fund
   WisdomTree Japan High-Yielding Equity Fund
   WisdomTree Japan SmallCap Dividend Fund
   WisdomTree Pacific ex-Japan Total Dividend Fund
   WisdomTree Pacific ex-Japan High-Yielding Equity Fund
   WisdomTree International LargeCap Dividend Fund
   WisdomTree International Dividend Top 100 Fund
   WisdomTree International MidCap Dividend Fund
   WisdomTree International SmallCap Dividend Fund
   WisdomTree Emerging Markets High-Yielding Equity Fund
   WisdomTree Emerging Markets SmallCap Dividend Fund
   WisdomTree Middle East Dividend Fund

WISDOMTREE INTERNATIONAL SECTOR FUNDS
   WisdomTree International Basic Materials Sector Fund
   WisdomTree International Communications Sector Fund
   WisdomTree International Consumer Discretionary Sector Fund
   WisdomTree International Consumer Staples Sector Fund
   WisdomTree International Energy Sector Fund
   WisdomTree International Financial Sector Fund
   WisdomTree International Health Care Sector Fund
   WisdomTree International Industrial Sector Fund
   WisdomTree International Technology Sector Fund
   WisdomTree International Utilities Sector Fund
   WisdomTree International Real Estate Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. BNY Investment Advisors is the investment sub-adviser ("Sub-Adviser") to each Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management.

Each Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as the NYSE Arca or the Nasdaq Stock Market ("Nasdaq") (each, a "Listing Exchange"), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

"WisdomTree", "Dividend Top 100", and "Dividend Stream" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

                         INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGY. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as indexing, may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.

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The WisdomTree India Earnings Fund attempts to achieve its investment  objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the "Portfolio"), a wholly-owned subsidiary of the WisdomTree India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and polices of the Portfolio.

The Portfolio is advised by WisdomTree Asset Management and sub-advised by BNY Investment Advisors.

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund's Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Subchapter M generally requires the Fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the Fund's total assets are invested in securities in any one issuer, and (b) the Fund does not hold more than 10% of the outstanding voting securities of that issuer. Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the Fund's taxable year. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the IRC, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. Unlike the other Funds, the International Real Estate Fund may invest in Passive Foreign Investment Companies ("PFICs"). Investments in PFICs may decrease the tax efficiency of this Fund.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund.

The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

INVESTMENTS IN EMERGING MARKETS. The Emerging Markets SmallCap Dividend, Emerging Markets High-Yielding Equity, India Earnings and Middle East Dividend Funds invest substantially all of their assets in markets that are considered to be "emerging." Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume,
(iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

INVESTMENTS IN FRONTIER MARKETS. The Middle East Dividend Fund invests in countries that are generally considered to be "frontier markets." The economies of frontier markets included in the WisdomTree Middle East Dividend Index (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries is restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of the Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, included many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as: requiring governmental approval prior to investments by foreign persons, limiting the amount of investment by foreign persons in a particular issuer, limiting investment by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently the Fund may be unable to invest in all of the securities included in the index until such approval is final. This could increase index tracking error. Some frontier countries may also limit investment opportunities in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the Fund. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently, or otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which the Fund invests may require the Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to the Fund.

The Fund invests in some frontier countries that use share blocking. "Share blocking" refers to the practice of predicating voting rights related to an issuer's securities on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after the shareholder meeting. Share blocking may preclude the Fund from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on the Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Fails may also expose the transfer agent and the Fund to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Fund or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

INVESTMENTS IN AUSTRALIA. The Pacific ex-Japan Total Dividend Fund and the Pacific ex-Japan High-Yielding Equity Fund generally invest a relatively large percentage of their assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN BRAZIL. Certain of the International Funds may invest a portion of their assets in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of United States companies or the United States government, including (i) investment and repatriation controls, which could affect the Fund's ability to operate, and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes, (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that a trade deficit could have on economic stability and the Brazilian government's economic policy, (v) high rates of inflation,
(vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN CANADA. Certain of the International Funds may invest in Canada. The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN CHINA AND HONG KONG. Certain of the International Funds invest a portion of their assets in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include:

(i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (ixx) the risk that certain companies in the Fund's Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN INDIA. The India Earnings Fund, Emerging Markets High-Yielding Equity Fund and Emerging Markets SmallCap Dividend Fund invest in securities listed and traded in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of a Fund's investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The Market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund's portfolio or inhibit the Fund's ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund's ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund's investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN FRANCE. Certain of the International Funds may invest in France. France is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN GERMANY. Certain of the International Funds may invest in Germany. Germany is a member of the European Economic and Monetary Union
("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN JAPAN. The Japan Total Dividend Fund, Japan SmallCap Dividend Fund, Japan High-Yielding Equity Fund, International Consumer Discretionary Sector Fund, International Health Care Sector Fund, International Industrial Sector Fund, and International Technology Sector Fund generally invest a relatively large percentage of their assets in companies organized in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN THE MIDDLE EAST. The Middle East Dividend Fund invests in companies organized and listed in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Markets in the Middle East generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as in investor, including rights as to dividends or to be made aware of certain corporate actions. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. These and other factors could have a negative impact on Fund performance.

INVESTMENTS IN SINGAPORE. Certain of the International Funds may invest in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SOUTH AFRICA. The Emerging Markets High-Yielding Equity and SmallCap Dividend Funds may invest a portion of their assets in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries) certain issues, such as unemployment, access to healthcare, limited economic opportunity, and other financial constraints, continue to present obstacles towards full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa's currency may be vulnerable to devaluation. These and other factors could have a negative impact on the Fund's performance.

INVESTMENTS IN SOUTH KOREA. The Emerging Markets High-Yielding Equity and SmallCap Dividend Funds may invest a portion of their assets in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on the Fund's performance.

INVESTMENTS IN TAIWAN. The Emerging Markets High-Yielding Equity and SmallCap Dividend Funds may invest a portion of their assets in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports.
Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on the Fund's performance.

INVESTMENTS IN THE UNITED KINGDOM. Certain of the International Funds invest a portion of their assets in companies organized in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund's performance.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying index.

CURRENCY TRANSACTIONS. The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its underlying Index and may lower the Fund's return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the Fund. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

PARTICIPATION CERTIFICATES. The Middle East Dividend Fund may invest in participation certificates ("Participation Certificates") as a substitute for investing directly in securities included in the Middle East Dividend Index. Participation Certificates are notes issued by banks or broker-dealers and are designed to provide returns corresponding with the performance of an underlying equity security or market. Participation Certificates are subject to the risk that the issuer of the note will default on its obligation, in which case the Fund could lose the entire value of its investment. The use of Participation Certificates can increase tracking error relative to the Index. A holder of a Participation Certificates that is linked to an underlying security may receive any dividends paid in connection with the underlying security. However, a holder of a Participation Certificates does not have voting rights, as the holder would if it owned the underlying security directly. Investing in Participation Certificates may subject the Funds to counterparty risk. In addition, there can be no assurance that the trading price of a Participation Certificates will be equal to the underlying value of the company or market that it seeks to replicate. The Fund will be relying on the creditworthiness of the counterparty issuing the Participation Certificates and would lose its investment if such counterparty became insolvent. The Fund will have no rights against the issuer of the underlying security. A

Participation Certificates may also include transaction costs in addition to those applicable to a direct investment in securities. The markets on which the Participation Certificates are traded may be less liquid than the markets for other securities due to liquidity and transfer restrictions. The markets for Participation Certificates typically are "over the counter" and may be less transparent than the markets for listed securities. This may limit the availability of pricing information and may make it more difficult for the Fund to accurately value its investments in Participation Certificates. This may increase tracking error relative to the Index.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund's Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                               PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of the The Bank of New York Mellon Corporation. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The  Sub-Adviser  or  its  designated  Agent  is  currently  performing  certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with an independent third party's recommendations. The Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Sub-Adviser's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with the independent third party's recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and the independent third party refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that the Fund's will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by calling 1-866-909-9473.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

              PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser and any Sub-Adviser (together, the "Advisers"). The Policy is designed to ensure that the disclosure of information about each Fund's portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange traded funds, information about each Fund's portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission ("SEC") applicable to the Funds, regulations of the Funds' Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund's anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation ("NSCC") and/or third party service providers.

Each Fund may disclose on the Funds' website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund's calculation of its net asset value ("NAV") on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund's portfolio holdings is permitted to personnel of the Advisers, the Distributor and the Funds' administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund's portfolio holdings or other investment positions except in accordance with the Policy. The Trust's Board reviews the implementation of the Policy on a periodic basis.

                      DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or the NASDAQ. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, PFICs and derivative securities, such as warrants and rights, are not eligible (though PFICs are eligible to be included in the International Real Estate Fund).

In order to be included in one of the WisdomTree Domestic Earnings Indexes, a company must: (i) be incorporated in the United States (including Puerto Rico),
(ii) be listed on the NYSE, AMEX or NASDAQ, (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities, such as warrants and rights, are not eligible. The WisdomTree India Earnings Index uses a slightly differently approach from the Domestic Earnings Indexes and is described below.

Annual Index Reconstitution. The WisdomTree Indexes are "reconstituted" on an annual basis. New securities are added to the Indexes only during the "annual reconstitution." The annual reconstitution of the Domestic Dividend and Earnings Indexes takes place at the end of November and the beginning of December each year. The annual reconstitution of the International Indexes takes place at the end of June and the beginning of July each year, except that the annual reconstitution of the WisdomTree India Earnings Index takes place at the end of August and the beginning of September each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date" or the "Screening Point." Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A "preliminary Index" is made publicly available based on this information. The "Weighting Date" is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of December for the Domestic Dividend and Earnings Indexes and after the close of trading on the third Wednesday of June for the
International Indexes. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the "Reconstitution Date."

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the New York Stock Exchange is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds' portfolio strategies and to prevent the Funds' portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE DOMESTIC DIVIDEND INDEXES

WisdomTree Dividend Index

Number of Components: approximately 1450

Index Description. The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock. Each Domestic Dividend Index is derived from the WisdomTree Dividend Index.

WisdomTree High-Yielding Equity Index

Number of Components: approximately 400

Index Description. The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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WisdomTree LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. The Index consists of large-capitalization securities.

WisdomTree Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Unlike other WisdomTree Domestic Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of approximately 100 large-capitalization securities.

WisdomTree MidCap Dividend Index

Number of Components: approximately 425

Index Description. The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index

Number of Components: approximately 725

Index Description. The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

WISDOMTREE EARNINGS INDEXES

WisdomTree Earnings Index

Number of Components: approximately 2350

Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select, or NASDAQ Global Market (the "NASDAQ Market"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's

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"Core  Earnings."  Core  Earnings  is a  standardized  calculation  of  earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Companies are weighted in the Index based on their earnings over the four
quarters   preceding   the  Index   measurement   date.   The   Index   includes
large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market.

WisdomTree Earnings 500 Index

Number of Components: approximately 500

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree MidCap Earnings Index

Number of Components: approximately 785

Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. For these purposes, Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Earnings Index

Number of Components: approximately 1080

Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities.

WisdomTree Earnings Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Earnings Top 100 Index is a fundamentally weighted Index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index. Unlike the other Earnings Indexes which weight companies based on aggregate earnings, the Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings

                                       18

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by its  market  capitalization.  This  amount is then  divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree Low P/E Index

Number of Components: approximately 700

Index Description. The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price-to-earnings ratios ("P/E ratios") within the WisdomTree Earnings Index that meet certain requirements. To be included in the Low P/E Index, companies must have market capitalizations of at least $200 million as of the Index measurement date. On the Index measurement date companies that meet these requirements are ranked by P/E ratio. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the Index. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree India Earnings Index

Number of Components: approximately 150

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of profitable companies incorporated and traded in India that are eligible to be purchased by foreign investors and that meet specific other criteria developed by WisdomTree Investments. The Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India, (iii) have generated at least $5 million in earnings in their fiscal year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, (vi) have traded at least 250,000 shares per month for each of the six months prior to the index measurement date, and
(vii) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. "Earnings" are determined using a company's reported net income. Only common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WISDOMTREE INTERNATIONAL DIVIDEND INDEXES

WisdomTree DEFA Index

Number of Components: approximately 2390

Index Description. The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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WisdomTree DEFA High-Yielding Equity Index

Number of Components: approximately 690

Index Description. The WisdomTree DEFA High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The
Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe Dividend Index

Number of Components: approximately 1160

Index Description. The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany,
Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom. Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe High-Yielding Equity Index

Number of Components: approximately 330

Index Description. The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies are ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

WisdomTree Japan Dividend Index

Number of Components: approximately 820

Index Description. The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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WisdomTree Japan High-Yielding Equity Index

Number of Components: approximately 240

Index Description. The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Japan SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree Pacific ex-Japan Dividend Index

Number of Components: approximately 411

Index Description. The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet certain other requirements. The WisdomTree Pacific ex-Japan Dividend Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Pacific ex-Japan High-Yielding Equity Index

Number of Components: approximately 110

Index Description. The WisdomTree Pacific ex-Japan High-Yielding Equity Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations as of the Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily large-capitalization securities.

WisdomTree International Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting

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

the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities.

WisdomTree International MidCap Dividend Index

Number of Components: approximately 690

Index Description. The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily mid-capitalization securities.

WisdomTree International SmallCap Dividend Index

Number of Components: approximately 1400

Index Description. The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities.

WisdomTree Emerging Markets High-Yielding Equity Index

Number of Components: approximately 220

Index Description. The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Emerging Markets SmallCap Dividend Index

Number of Components: approximately 395

Index Description. The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily small capitalization stocks.

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

WisdomTree Middle East Dividend Index

Number of Components: approximately 100

Index Description. The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates (including Abu Dhabi and Dubai). As of the index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the index measurement date. Country weights are capped so that no country's weight in the Index exceeds 33% at the annual index measurement date. As of May 30, 2008, approximately 40% of the Index consisted of companies with market capitalizations of over $10 billion and 45% of the Index consisted of companies with a market capitalization between $2 billion and $10 billion.

WISDOMTREE INTERNATIONAL SECTOR INDEXES

WisdomTree International Basic Materials Sector Index

Number of Components: approximately 180

Index Description. The WisdomTree International Basic Materials Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Basic Materials Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Basic Materials" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: chemicals, forest products and paper, iron/steel, and mining. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Communications Sector Index

Number of Components: approximately 150

Index Description. The WisdomTree International Communications Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Communications Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Communications" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: advertising, internet, media, and telecom. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Discretionary Sector Index

Number of Components: approximately 425

Index Description. The WisdomTree International Consumer Discretionary Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Discretionary Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Consumer Discretionary" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: airlines, apparel, automobiles and parts, entertainment, food service, home builders, housewares, leisure time, lodging, office furnishings, retail, textiles, and toys/games. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Staples Sector Index

Number of Components: approximately 375

Index Description. The WisdomTree International Consumer Staples Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Staples Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Consumer Staples" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: agriculture, tobacco, beverages, biotechnology, commercial services, cosmetics/personal care, food, health care, pharmaceuticals, and household products. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Energy Sector Index

Number of Components: approximately 60

Index Description. The WisdomTree International Energy Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Energy Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Energy" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil and gas producers, oil and gas services, pipelines, alternative energy sources, and coal. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Financial Sector Index

Number of Components: approximately 450

Index Description. The WisdomTree International Financial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Financial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Financial" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial service companies. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Health Care Sector Index

Number of Components: approximately 100

Index Description. The WisdomTree International Health Care Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Health Care Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Health Care" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: health care products, health care services, pharmaceuticals, and biotechnology. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Industrial Sector Index

Number of Components: approximately 560

Index Description. The WisdomTree International Industrial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Industrial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Industrial" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: aerospace and defense, building materials, electronic components and equipment, engineering and construction, hand and machine tools, machinery, metal fabrication, packaging and containers, shipbuilding, transportation, and trucking and leasing. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Technology Sector Index

Number of Components: approximately 85

Index Description. The WisdomTree International Technology Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Technology Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Technology" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: computers, office and business equipment, semiconductors, and software. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Utilities Sector Index

Number of Components: approximately 70

Index Description. The WisdomTree International Utilities Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Utilities Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Utilities" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: gas, electric, and water. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Real Estate Index

Number of Components: approximately 220

Index Description. The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Real Estate" sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified REITs. The Index also includes companies that may be classified as PFICs.

                             INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

      Senior Securities

      Issue senior securities, except as permitted under the 1940 Act.

      Borrowing

      Borrow money, except as permitted under the 1940 Act.

      Underwriting

      Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

      Concentration

      Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

      Real Estate

      Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

      Commodities

      Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

      Loans

      Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

      This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.

      Non-Fundamental   Policies.   The  following   investment  policy  is  not
      fundamental and MAY be changed without shareholder approval.

      Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

                                                                                                Number of
                                         Term of                                               Portfolios
                                         office                                                 in Fund          Other
                                           and                                                  Complex      Directorships
                                         Length                                                 Overseen        Held by
                                         of Time         Principal Occupation(s) During        by Trustee     Trustee and
Name (year of birth)     Position        Served                 the Past 5 Years              and Officers      Officers
--------------------   -------------   -----------   --------------------------------------   ------------   -------------
Jonathan Steinberg     Trustee,        Trustee       Chief Executive Officer of WisdomTree         49            None.
(1964)                 President*      and officer   Investments, Inc. (formerly, Index
                                       since         Development Partners, Inc.) and
                                       2005          Director of WisdomTree Investments,
                                                     Inc. since 1989.

Amit Muni              Treasurer*,     Officer       Chief Financial Officer of WisdomTree         49            None.
(1969)                 Assistant       since         Investments, Inc. since March 2008;
                       Secretary*      2008          International Securities Exchange
                                                     Holdings, Inc. (ISE), Controller and
                                                     Chief Accounting Officer, from 2003 to
                                                     2008; Instinet Group Inc., Vice
                                                     President Finance, from 2000 to 2003.

Richard Morris         Secretary*,     Officer       Deputy General Counsel of WisdomTree          49            None.
(1967)                 Chief Legal     since         Investments, Inc. since 2005; Senior
                       Officer*        2005          Counsel at Barclays Global Investors,
                                                     N.A. from 2002 to 2005; Counsel at
                                                     Barclays Global Investors, N.A. from
                                                     2000 to 2001.

----------
*     Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees

                                         Term of                                               Number of
                                          office                                               Portfolios
                                           and                                                  in Fund          Other
                                          Length                                                 Complex     Directorships
                                         of Time         Principal Occupation(s) During         Overseen        Held by
Name (year of birth)      Position        Served                the Past 5 Years               by Trustee       Trustee
--------------------   -------------   -----------   --------------------------------------   ------------   -------------
Gregory Barton         Trustee         Trustee       General Counsel of Martha Stewart             49            None.
(1961)*                                since         Living Omnimedia, Inc. Since 2007;
                                       2006          Executive Vice President of Licensing
                                                     and Legal Affairs, General Counsel and
                                                     Secretary of Ziff Davis Media Inc.
                                                     2003 to 2007; Executive Vice President
                                                     of Legal Affairs, General Counsel and
                                                     Secretary of Ziff Davis Media Inc.
                                                     from 2002 to 2003; President (2001 to
                                                     2002), Chief Financial Officer (2000
                                                     to 2002), Vice President of Business
                                                     Development (1999 to 2001) and General
                                                     Counsel and Secretary (1998 to 2002)
                                                     of WisdomTree Investments, Inc.
                                                     (formerly, Index Development Partners,
                                                     Inc.)

Toni Massaro           Trustee         Trustee       Dean at University of Arizona James E.        49            None.
(1955)**                               since         Rogers College of Law since 1999;
                                       2006          Professor at University of Arizona
                                                     James E. Rogers College of Law since
                                                     1990.

Victor Ugolyn          Trustee,        Trustee       President and Chief Executive Officer         49        Trustee on
(1947)                 Chairman        since         of William D. Witter, Inc. 2005 to                      Board of
                       of the          2006          August 2006; Consultant to AXA                          Trustees of
                       Board of                      Enterprise in 2004; Chairman,                           Naismith
                       Trustees                      President and Chief Executive Officer                   Memorial
                                                     of Enterprise Capital Management                        Basketball
                                                     (subsidiary of The MONY Group, Inc.)                    Hall of Fame;
                                                     and Enterprise Group of Funds,                          Member of the
                                                     Chairman of MONY Securities                             Board of
                                                     Corporation, and Chairman of the Fund                   Overseers of
                                                     Board of Enterprise Group of Funds                      the Hoover
                                                     from 1991 to 2004.                                      Institution
                                                                                                             at Stanford
                                                                                                             University.

----------
 *    Chair of the Audit Committee.

**    Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2006 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

                                                  Aggregate Dollar Range of Equity Securities
                                                    in All Registered Investment Companies
                        Dollar Range of Equity         Overseen by Trustee in Family of
Name of Trustee         Securities in the Funds              Investment Companies
----------------------  -----------------------   -------------------------------------------
Interested Trustee:
Jonathan Steinberg           Over $100,000                       Over $100,000

Independent Trustees:
Gregory Barton               Over $100,000                       Over $100,000
Toni Massaro                  $0 - $10,000                       $0 - $10,000
Victor Ugolyn             $50,001 - $100,000                   $50,001 - $100,000

As of December 31, 2006 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

The Board of Trustees of the Trust met six times during the fiscal year ended March 31, 2007.

Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. During the fiscal year ended March 31, 2007, the Audit Committee held one meeting.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust's Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2007, the Nominating Committee held one meeting.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund, except the India Earnings Fund and the Middle East Dividend Fund. The Trust and the Investment Advisor have entered into separate agreements with respect to the India Earnings Fund and the Middle East Dividend Fund. Each such Agreement is an "Advisory Agreement." At meetings held on February 21, 2006 with respect to certain Domestic Dividend Funds and certain International Dividend Funds, May 3, 2006 with respect to certain International Dividend Funds, May 25, 2006 with respect to certain Domestic Dividend Funds and International Dividend Funds, June 12, 2006 and December 4, 2006 with respect to the International Sector Funds, December 4, 2006 with respect to the Earnings Funds, June 11, 2007 with respect to the Emerging Markets High-Yielding Equity Fund, September 17, 2007 with respect to Emerging Markets SmallCap Dividend Fund, December 3, 2007 with respect to India Earnings Fund, and June 10, 2008 with respect to the Middle
East Dividend Fund. The Board of Trustees, including a majority of the Independent Trustees, approved the respective Advisory Agreements with WisdomTree Asset Management ("WTAM") for each Fund. In approving the Advisory Agreements with WTAM, the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) WTAM's personnel and operations; (iii) WTAM's financial condition; (iv) the level and method of computing each Fund's advisory fee; (v) the anticipated profitability of WTAM under the Advisory Agreement; (vi) "fall-out" benefits to WTAM and its affiliates (i.e., ancillary benefits that may be realized by WTAM or its affiliates from WTAM's relationship with the Funds); (vii) the anticipated effect of growth and size on each Fund's performance and expenses; and (viii) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with developing and maintaining the indexes to be used by the Funds, the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using essentially the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, is proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the
best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are
affiliated  persons  of  WisdomTree   Investments  or  its  subsidiaries.

Each Independent Trustee receives annual compensation of $110,000. The Audit Committee Chairman will be paid an additional 10% and the Independent Chairman of the Board will be paid an additional 50% of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending meetings. Prior to December 2007, each Independent Trustee received $40,000 annually. The Audit Committee Chairman received an additional 10% and the Independent Chairman received an additional 50% of this amount.

The following table sets forth the fees paid to each Trustee for the fiscal year-ended March 31, 2007.

                                                            Pension or Retirement
                                           Aggregate         Benefits Accrued As       Estimated Annual     Total Compensation
         Name of Interested               Compensation         Part of Company           Benefits upon      From the Funds and
              Trustee                    from the Trust           Expenses                Retirement           Fund Complex
------------------------------------     --------------     ---------------------      ----------------     ------------------
Jonathan Steinberg                            None                  None                     None                  None

                                                            Pension or Retirement
                                           Aggregate         Benefits Accrued As       Estimated Annual     Total Compensation
        Name of Independent               Compensation         Part of Company           Benefits upon      From the Funds and
              Trustee                    from the Trust           Expenses                Retirement           Fund Complex
------------------------------------     --------------     ---------------------      ----------------     ------------------
Gregory Barton                              $44,000                 None                     None                $44,000
Toni Massaro                                $40,000                 None                     None                $40,000
Victor Ugolyn                               $60,000                 None                     None                $60,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of June 30, 2007.

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants ("DTC Participants"), as of June 30, 2007, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

                                                                  Percentage of
Fund Name                                                           Ownership
-----------------------------------------------                   -------------
WisdomTree Total Dividend Fund
NFS LLC                                                               23.68%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        15.95%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

PERSHING                                                               9.81%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

                                                                  Percentage of
Fund Name                                                           Ownership
-----------------------------------------------                   -------------
CITIGROUP                                                              8.53%
333 W. 34TH STREET
NEW YORK NY 10001

MERRILL LYNCH                                                          5.44%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302
-------------------------------------------------------------------------------

WisdomTree High-Yielding Equity Fund
CHARLES SCHWAB                                                        21.10%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MSDW INC.                                                             17.29%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

SWISS AME                                                              9.16%
12 EAST 49TH STREET
41ST FLOOR
NEW YORK NY 10017

NFS LLC                                                                8.25%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                          7.34%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                               7.02%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                            6.59%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                              5.51%
333 W. 34TH STREET
NEW YORK NY 10001
-------------------------------------------------------------------------------

WisdomTree DEFA(SM) Fund
FIRST CLEAR                                                           18.57%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CHARLES SCHWAB                                                        15.33%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               12.10%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                          9.77%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                               8.39%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

                                                                  Percentage of
Fund Name                                                           Ownership
-----------------------------------------------                   -------------
AMERITRADE                                                             5.98%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
-------------------------------------------------------------------------------

WisdomTree DEFA(SM) High-Yielding Equity Fund
CHARLES SCHWAB                                                        24.24%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MERRILL LYNCH                                                         13.04%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                7.62%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                               7.18%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MSDW INC.                                                              6.16%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                            5.73%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                              5.42%
333 W. 34TH STREET
NEW YORK NY 10001
-------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan High Yielding Equity Fund
NFS LLC                                                               18.90%
200 LIBERTY STREET
NEW YORK CITY NY 10281

GOLDMAN SKPG                                                          16.00%
30 HUDSON STREET
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                        11.31%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MERRILL LYNCH                                                          8.29%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

AMERITRADE                                                             6.72%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

PERSHING                                                               5.82%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                            5.67%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
-------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
-----------------------------------------------                   -------------
WisdomTree Pacific ex-Japan Total Dividend Fund
GOLDMAN SKPG                                                          20.51%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                               11.19%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        10.77%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

CITIGROUP                                                              9.09%
333 W. 34TH STREET
NEW YORK NY 10001

FISERV TR                                                              5.49%
717 - 17TH STREET
SUITE 2600
DENVER CO 80202

AMERITRADE                                                             5.29%
C/O ADP PROXY SERVICES
51 MERCEDES WA
EDGEWOOD NY 11717
-------------------------------------------------------------------------------

WisdomTree Europe Total Dividend Fund
MERRILL LYNCH                                                         20.62%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

MERRIL                                                                 9.12%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                8.16%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         7.80%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

CITIGROUP                                                              6.65%
333 W. 34TH STREET
NEW YORK NY 10001

MSDW INC.                                                              6.04%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

JP MORGAN CHASE BANK NA                                                5.66%
PROXY SERVICES
14201 DALLAS PKWAY
DALLAS, TX 75254
-------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
-----------------------------------------------                   -------------
WisdomTree Europe High-Yielding Equity Fund
MERRILL LYNCH                                                         15.93%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                               11.93%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                               9.59%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MSDW INC.                                                              8.46%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

CHARLES SCHWAB                                                         8.30%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

FIRST CLEAR                                                            7.54%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                              6.76%
333 W. 34TH STREET
NEW YORK NY 10001

AMERITRADE                                                             4.82%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
-------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund
NFS LLC                                                               17.35%
200 LIBERTY STREET
NEW YORK CITY NY 10281

GOLDMAN SKPG                                                          16.54%
30 HUDSON STREET
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                        10.22%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                             6.43%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                            6.15%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
-------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
-----------------------------------------------                   -------------
WisdomTree Japan Total Dividend Fund
GOLDMAN SKPG                                                          16.33%
30 HUDSON STREET
JERSEY CITY NJ 07302

GOLDMAN                                                               15.56%
30 HUDSON STREET
JERSEY CITY NJ 07302

MSDW INC.                                                             10.67%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

MERRILL LYNCH                                                          9.86%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                7.62%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CITIGROUP                                                              7.38%
333 W. 34TH STREET
NEW YORK NY 10001

CHARLES SCHWAB                                                         6.07%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
-------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund
GOLDMAN SKPG                                                          26.42%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                               10.52%
200 LIBERTY STREET
NEW YORK CITY NY 10281

FISERV TR                                                             10.29%
717 - 17TH STREET
SUITE 2600
DENVER CO 80202

FIRST CLEAR                                                            7.11%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

MERRILL LYNCH                                                          7.01%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                         6.78%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

PERSHING                                                               5.14%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399
-------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree Japan SmallCap Dividend Fund
MERRILL LYNCH                                                         30.34%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

GOLDMAN SKPG                                                          14.15%
30 HUDSON STREET
JERSEY CITY NJ 07302

CHARLES SCHWAB                                                        10.96%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                                5.93%
200 LIBERTY STREET
NEW YORK CITY NY 10281

UBS FINANCIAL                                                          5.77%
1200 HARBOR BLVD
WEEHAWKEN NJ 07086
--------------------------------------------------------------------------------

WisdomTree Dividend Top 100 Fund
CHARLES SCHWAB                                                        21.48%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               14.65%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                          8.64%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                               7.46%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                              7.43%
333 W. 34TH STREET
NEW YORK NY 10001

FIRST CLEAR                                                            7.27%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

MSDW INC.                                                              5.98%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree LargeCap Dividend Fund
CHARLES SCHWAB                                                        44.52%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NORTHRN TRUST                                                          8.04%
801 S. CANAL C-IN
CHICAGO, IL 60607
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree MidCap Dividend Fund
CHARLES SCHWAB                                                        23.34%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

CITIGROUP                                                             11.37%
333 W. 34TH STREET
NEW YORK NY 10001

NFS LLC                                                                8.86%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                               8.59%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MERRILL LYNCH                                                          6.99%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

MSDW INC.                                                              5.32%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                            5.26%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

UBS FINANCIAL                                                          5.16%
1200 HARBOR BLVD
WEEHAWKEN NJ 07086
--------------------------------------------------------------------------------

WisdomTree SmallCap Dividend Fund
CHARLES SCHWAB                                                        23.95%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               10.61%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                         10.36%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                               8.38%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                              8.10%
333 W. 34TH STREET
NEW YORK NY 10001

FIRST CLEAR                                                            6.43%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree International LargeCap Dividend Fund
MERRILL LYNCH                                                         11.94%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                               11.07%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        10.81%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

WILMING TRUST                                                          9.70%
RODNEY SQUARE NORTH
1100 NORTH MARKET STREET
WILMINGTON DE 19890-2212

CITIGROUP                                                              8.55%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree International Dividend Top 100 Fund
CHARLES SCHWAB                                                        17.10%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               13.11%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                          9.11%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                               9.00%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                            8.64%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CITIGROUP                                                              7.41%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund
FIRST CLEAR                                                           26.23%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CHARLES SCHWAB                                                        18.72%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               12.49%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CITIGROUP                                                             10.86%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree International SmallCap Dividend Fund
FIRST CLEAR                                                           17.97%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

CHARLES SCHWAB                                                        17.13%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               12.94%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                               8.10%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIDELITY TRUST                                                         6.83%
82 DEVONSHIRE ST.
BOSTON, MA 02109

AMERITRADE                                                             5.47%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree International Basic Materials Sector Fund
NFS LLC                                                               27.20%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        17.99%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                            11.93%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

PERSHING                                                               5.82%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                              5.63%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

WisdomTree International Communications Sector Fund
GOLDMAN SKPG                                                          43.30%
30 HUDSON STREET
JERSEY CITY NJ 07302

MERRILL LYNCH                                                         19.72%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                7.72%
200 LIBERTY STREET
NEW YORK CITY NY 10281
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree International Consumer Discretionary Sector Fund
MERRIL                                                                42.39%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

MERRILL LYNCH                                                         13.25%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                7.86%
200 LIBERTY STREET
NEW YORK CITY NY 10281

BEAR STEARNS                                                           7.55%
ONE METROTECH CENTER NORTH
4TH FLOOR
BROOKLYN NY 11201-3862

AM ENT SV                                                              6.48%
2178 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474

CHARLES SCHWAB                                                         5.34%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
--------------------------------------------------------------------------------

WisdomTree International Consumer Staples Sector Fund
PERSHING                                                              43.02%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

MERRILL LYNCH                                                         22.63%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                6.56%
200 LIBERTY STREET
NEW YORK CITY NY 10281
--------------------------------------------------------------------------------

WisdomTree International Energy Sector Fund
MERRILL LYNCH                                                         19.49%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                               16.00%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        15.22%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                            13.37%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree International Financial Sector Fund
GOLDMAN SKPG                                                          57.46%
30 HUDSON STREET
JERSEY CITY NJ 07302

CIBC WORLD                                                             5.72%
161 BAY ST. 10TH FL.
TORONTO, ON M5J258

NFS LLC                                                                5.57%
200 LIBERTY STREET
NEW YORK CITY NY 10281
--------------------------------------------------------------------------------

WisdomTree International Industrial Sector Fund
GOLDMAN SKPG                                                          28.37%
30 HUDSON STREET
JERSEY CITY NJ 07302

MSDW INC.                                                             19.91%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

NFS LLC                                                               14.74%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         8.23%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

MERRILL LYNCH                                                          6.01%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

AMERITRADE                                                             5.94%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717
--------------------------------------------------------------------------------

WisdomTree International Technology Sector Fund
CITIGROUP                                                             40.91%
333 W. 34TH STREET
NEW YORK NY 10001

GOLDMAN SKPG                                                          25.73%
30 HUDSON STREET
JERSEY CITY NJ 07302

MERRILL LYNCH                                                         13.27%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

NFS LLC                                                                5.20%
200 LIBERTY STREET
NEW YORK CITY NY 10281
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   -------------
WisdomTree International Utilities Sector Fund
GOLDMAN SKPG                                                          12.83%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                               12.05%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        11.92%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                            10.56%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

CITIGROUP                                                             10.48%
333 W. 34TH STREET
NEW YORK NY 10001

MERRILL LYNCH                                                          7.15%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

UBS FINANCIAL                                                          7.07%
1200 HARBOR BLVD
WEEHAWKEN NJ 07086

PERSHING                                                               7.02%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

AM ENT SV                                                              5.84%
2178 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474
--------------------------------------------------------------------------------

WisdomTree International Health Care Sector Fund
PERSHING                                                              41.03%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

GOLDMAN SKPG                                                          20.41%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                                6.87%
200 LIBERTY STREET
NEW YORK CITY NY 10281

MERRILL LYNCH                                                          5.39%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   --------------
WisdomTree Total Earnings Fund
TIMBER HIL                                                            41.80%
1 PICKWICK PLAZA
GREENWICH CT 06830

PERSHING                                                              29.91%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

NFS LLC                                                                8.39%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         5.27%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
--------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund
GOLDMAN                                                               40.85%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                               14.06%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         9.10%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

PERSHING                                                               6.88%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

FIRST CLEAR                                                            6.15%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
--------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund
CHARLES SCHWAB                                                        21.49%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

NFS LLC                                                               21.02%
200 LIBERTY STREET
NEW YORK CITY NY 10281

FIRST CLEAR                                                           17.58%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

MERRILL LYNCH                                                         10.89%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302

PERSHING                                                               7.20%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CITIGROUP                                                              5.00%
333 W. 34TH STREET
NEW YORK NY 10001
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   --------------
WisdomTree SmallCap Earnings Fund
NFS LLC                                                               21.63%
200 LIBERTY STREET
NEW YORK CITY NY 10281

PERSHING                                                              10.97%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

CHARLES SCHWAB                                                        10.52%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

SEI PRIVAT                                                             9.32%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

GOLDMAN SACHS                                                          8.17%
30 HUDSON STREET
JERSEY CITY NJ 07302

AMERITRADE                                                             6.63%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                            5.90%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060

BEAR STEARNS                                                           5.46%
ONE METROTECH CENTER NORTH
4TH FLOOR
BROOKLYN NY 11201-3862
--------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund
TIMBER HIL                                                            30.07%
1 PICKWICK PLAZA
GREENWICH CT 06830

PERSHING                                                              12.80%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

AMERITRADE                                                            12.08%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

NFS LLC                                                                9.68%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                         8.26%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105
--------------------------------------------------------------------------------

                                                                  Percentage of
Fund Name                                                           Ownership
---------------------------------------------------------------   --------------
WisdomTree Low P/E Fund
TIMBER HIL                                                            14.76%
1 PICKWICK PLAZA
GREENWICH CT 06830

PERSHING                                                              13.61%
SECURITIES CORPORATION
1 PERSHING PLAZA
JERSEY CITY NJ 07399

NFS LLC                                                               12.32%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHARLES SCHWAB                                                        11.78%
ATTN PROXY DEPARTMENT
211 MAIN STREET
SAN FRANCISCO CA 94105

AMERITRADE                                                            11.06%
C/O ADP PROXY SERVICES
51 MERCEDES WAY
EDGEWOOD NY 11717

FIRST CLEAR                                                            7.33%
10700 WHEAT FIRST DRIVE
WS 1024
GLEN ALLEN VA 23060
--------------------------------------------------------------------------------

WisdomTree International Real Estate Fund
GOLDMAN LP
30 HUDSON STREET                                                      32.01%
JERSEY CITY NJ 07302

GOLDMAN                                                               15.10%
30 HUDSON STREET
JERSEY CITY NJ 07302

NFS LLC                                                               10.26%
200 LIBERTY STREET
NEW YORK CITY NY 10281

CHS SCHWAB                                                             8.92%
211 MAIN STREET
SAN FRANCISCO CA 94105

PERSHING                                                               8.32%
1 PERSHING PLAZA
JERSEY CITY NJ 07399

ML SFKPG                                                               5.14%
101 HUDSON ST 9TH FL
JERSEY CITY NJ 07302
--------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund*                  N/A
--------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund*                     N/A
--------------------------------------------------------------------------------
WisdomTree India Earnings Fund*                                         N/A
--------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund*                                   N/A
--------------------------------------------------------------------------------
----------
*     Information not available as of the date of this SAI.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies and has limited experience as an investment adviser, is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund.
WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund                                                     Management Fee
--------------------------------------------------------------   --------------
WisdomTree Total Dividend Fund                                        0.28%
WisdomTree High-Yielding Equity Fund                                  0.38%
WisdomTree LargeCap Dividend Fund                                     0.28%
WisdomTree Dividend Top 100 Fund                                      0.38%
WisdomTree MidCap Dividend Fund                                       0.38%
WisdomTree SmallCap Dividend Fund                                     0.38%
WisdomTree Total Earnings Fund                                        0.28%
WisdomTree Earnings 500 Fund                                          0.28%
WisdomTree MidCap Earnings Fund                                       0.38%
WisdomTree SmallCap Earnings Fund                                     0.38%
WisdomTree Earnings Top 100 Fund                                      0.38%
WisdomTree Low P/E Fund                                               0.38%
WisdomTree DEFA Fund                                                  0.48%
WisdomTree DEFA High-Yielding Equity Fund                             0.58%
WisdomTree Europe Total Dividend Fund                                 0.48%
WisdomTree Europe High-Yielding Equity Fund                           0.58%
WisdomTree Europe SmallCap Dividend Fund                              0.58%
WisdomTree Japan Total Dividend Fund                                  0.48%
WisdomTree Japan High-Yielding Equity Fund                            0.58%
WisdomTree Japan SmallCap Dividend Fund                               0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund                       0.48%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                 0.58%
WisdomTree International LargeCap Dividend Fund                       0.48%
WisdomTree International Dividend Top 100 Fund                        0.58%
WisdomTree International MidCap Dividend Fund                         0.58%
WisdomTree International SmallCap Dividend Fund                       0.58%
WisdomTree Emerging Markets High-Yielding Equity Fund                 0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund                    0.63%
WisdomTree India Earnings Fund                                        0.68%
WisdomTree Middle East Dividend Fund                                  0.68%
WisdomTree International Basic Materials Sector Fund                  0.58%
WisdomTree International Communications Sector Fund                   0.58%
WisdomTree International Consumer Discretionary Sector Fund           0.58%
WisdomTree International Consumer Staples Sector Fund                 0.58%
WisdomTree International Energy Sector Fund                           0.58%
WisdomTree International Financial Sector Fund                        0.58%
WisdomTree International Health Care Sector Fund                      0.58%
WisdomTree International Industrial Sector Fund                       0.58%
WisdomTree International Technology Sector Fund                       0.58%
WisdomTree International Utilities Sector Fund                        0.58%
WisdomTree International Real Estate Fund                             0.58%

With respect to each Fund (other than the WisdomTree India Earnings Fund and the Middle East Dividend Fund) WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith;
(iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses;
(vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement with respect to each Fund (other than the WisdomTree India Earnings Fund and the Middle East Dividend Fund) WisdomTree arranges for the provision of chief compliance officer ("CCO") services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.

The Portfolio is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the Portfolio.

For the following periods, the Adviser received the following fees:

                                                                 Advisory Fee
                                                                 Period Ended
Name                                                             March 31, 2007
-------------------------------------------------------------   ---------------
WisdomTree Total Dividend Fund*                                     $ 113,719
WisdomTree High-Yielding Equity Fund*                               $ 295,809
WisdomTree DEFA Fund*                                               $ 199,673
WisdomTree DEFA High-Yielding Equity Fund*                          $ 317,496
WisdomTree Pacific ex-Japan High Yielding Equity Fund*              $ 160,899
WisdomTree Pacific ex-Japan Total Dividend Fund*                    $ 105,496
WisdomTree Europe Total Dividend Fund*                              $  67,833
WisdomTree Europe High-Yielding Equity Fund*                        $ 122,153
WisdomTree Europe SmallCap Dividend Fund*                           $ 221,137
WisdomTree Japan Total Dividend Fund*                               $ 103,330
WisdomTree Japan High-Yielding Equity Fund*                         $ 133,841
WisdomTree Japan SmallCap Dividend Fund*                            $ 128,531
WisdomTree Dividend Top 100 Fund*                                   $ 233,421
WisdomTree LargeCap Dividend Fund*                                  $ 326,902
WisdomTree MidCap Dividend Fund*                                    $ 103,769
WisdomTree SmallCap Dividend Fund*                                  $ 152,022
WisdomTree International LargeCap Dividend Fund*                    $ 156,254
WisdomTree International Dividend Top 100 Fund*                     $ 469,927
WisdomTree International MidCap Dividend Fund*                      $ 230,677
WisdomTree International SmallCap Dividend Fund*                    $ 398,322
WisdomTree International Basic Materials Sector Fund**              $  15,338
WisdomTree International Communications Sector Fund**               $  32,387
WisdomTree International Consumer Discretionary Sector Fund**       $  15,129
WisdomTree International Consumer Staples Sector Fund**             $  42,549
WisdomTree International Energy Sector Fund**                       $  41,504
WisdomTree International Financial Sector Fund**                    $  16,936
WisdomTree International Industrial Sector Fund**                   $  26,520
WisdomTree International Technology Sector Fund**                   $  13,947
WisdomTree International Utilities Sector Fund**                    $  46,704
WisdomTree International Health Care Sector Fund**                  $  41,870
WisdomTree Total Earnings Fund***                                   $   6,912
WisdomTree Earnings 500 Fund***                                     $   5,511
WisdomTree MidCap Earnings Fund***                                  $   1,867
WisdomTree SmallCap Earnings Fund***                                $   3,386
WisdomTree Earnings Top 100 Fund***                                 $   9,423
WisdomTree Low P/E Fund***                                          $   9,375
WisdomTree International Real Estate Fund****                             N/A
WisdomTree Emerging Markets High-Yielding Equity Fund****                 N/A
WisdomTree Emerging Markets SmallCap Dividend Fund****                    N/A
WisdomTree India Earnings Fund****                                        N/A
WisdomTree Middle East Dividend Fund****                                  N/A

----------
   * For the period June 16, 2006 (commencement of operations) through March 31, 2007

  ** For the period October 13, 2006 (commencement of operations) through March 31, 2007

 *** For the period February 23, 2007 (commencement of operations) through March 31, 2007

****  The Fund did not commence operations as of the end of the fiscal year

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by
(i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

Sub-Adviser. BNY Investment Advisers, a separately identifiable division of The Bank of New York ("BNY") and a registered investment adviser with offices located at 1633 Broadway, 13th floor, New York, NY 10019, serves as the Sub-Adviser for each Fund. BNY began offering investment services in the 1830s and as of June 30, 2007 managed more than $142 billion in investments for institutions and individuals. BNY is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.

      Sub-adviser's Fees for the Domestic Funds

      The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

            n 3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Funds;

            n 2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Funds; and

            n 1.5 basis points (0.015%) of the combined daily net assets of all Domestic Funds in excess of $5 billion.

      Sub-adviser's Fees for the International Funds

      The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

            n 7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity Funds;

            n 5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity Funds;

            n 3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity Funds; and

            n 2 basis points (0.02%) of the combined daily net assets of all International Equity Funds in excess of $5 billion.

The Portfolio is sub-advised by BNY Investment Advisors. BNY Investment Advisors does not receive any additional compensation for sub-advising the Portfolio.

For the following periods, the Sub-Adviser received the following fees:

                                                                        Sub-Advisory Fee
                                                                     Period Ended March 31,
Name                                                                          2007
-------------------------------------------------------------        ----------------------
WisdomTree Total Dividend Fund*                                             $  7,575
WisdomTree High-Yielding Equity Fund*                                       $ 17,145
WisdomTree DEFA(SM) Fund*                                                   $ 19,410
WisdomTree DEFA(SM) High-Yielding Equity Fund*                              $ 26,790
WisdomTree Pacific ex-Japan High Yielding Equity Fund*                      $ 14,521
WisdomTree Pacific ex-Japan Total Dividend Fund*                            $ 14,521
WisdomTree Europe Total Dividend Fund*                                      $ 14,521
WisdomTree Europe High-Yielding Equity Fund*                                $ 14,521
WisdomTree Europe SmallCap Dividend Fund*                                   $ 18,790
WisdomTree Japan Total Dividend Fund*                                       $ 14,521
WisdomTree Japan High-Yielding Equity Fund*                                 $ 14,521
WisdomTree Japan SmallCap Dividend Fund*                                    $ 14,521
WisdomTree Dividend Top 100 Fund*                                           $ 14,028
WisdomTree LargeCap Dividend Fund*                                          $ 23,512
WisdomTree MidCap Dividend Fund*                                            $  7,260
WisdomTree SmallCap Dividend Fund*                                          $  8,914
WisdomTree International LargeCap Dividend Fund*                            $ 14,521
WisdomTree International Dividend Top 100 Fund*                             $ 40,587
WisdomTree International MidCap Dividend Fund*                              $ 18,258
WisdomTree International SmallCap Dividend Fund*                            $ 36,444
WisdomTree International Basic Materials Sector Fund**                           N/A
WisdomTree International Communications Sector Fund**                            N/A
WisdomTree International Consumer Discretionary Sector Fund**                    N/A
WisdomTree International Consumer Staples Sector Fund**                          N/A
WisdomTree International Energy Sector Fund**                                    N/A
WisdomTree International Financial Sector Fund**                                 N/A
WisdomTree International Industrial Sector Fund**                                N/A
WisdomTree International Technology Sector Fund**                                N/A
WisdomTree International Utilities Sector Fund**                                 N/A
WisdomTree International Health Care Sector Fund**                               N/A
WisdomTree Total Earnings Fund**                                                 N/A
WisdomTree Earnings 500 Fund**                                                   N/A
WisdomTree MidCap Earnings Fund**                                                N/A
WisdomTree SmallCap Earnings Fund**                                              N/A
WisdomTree Earnings Top 100 Fund**                                               N/A
WisdomTree Low P/E Fund**                                                        N/A
WisdomTree International Real Estate Fund**                                      N/A
WisdomTree Emerging Markets High-Yielding Equity Fund**                          N/A
WisdomTree Emerging Markets SmallCap Dividend Fund**                             N/A
WisdomTree India Earnings Fund**                                                 N/A
WisdomTree Middle East Dividend Fund**                                           N/A

----------
 * For the period June 16, 2006 (commencement of operations) through March 31, 2007

** The billing period commenced on April 15, 2007, accordingly, no fees were paid for the period ended March 31, 2007

BNY believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BNY from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Managers. Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla manages the Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund

Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities.

Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988.

Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August, 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms. Krisko has also worked as a Senior Quantitative Equity Portfolio Manager and Trader for The Vanguard Group.

Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Management Fund Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987.

Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Index Fund Management Division, Mr. Rose worked in the Sub-Adviser's Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Each Portfolio Manager on the Index Fund Management team is authorized to make investment decisions for all portfolios managed by the team. No member of the Portfolio Management team manages assets professionally outside of the team. Mr. Zyla manages the team. Each Portfolio Manager has served as manager of each Fund since its inception.

Including the WisdomTree portfolios, as of June 30, 2007, the Index Fund Management team managed 73 other registered investment companies with approximately $8.4 billion in assets; twenty-five pooled investment vehicles with approximately $19.7 billion in assets and one hundred seventy-one other accounts with approximately $39.9 billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2007, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

                                              Dollar Range of Securities
        Portfolio Manager                         Beneficially Owned
        --------------------                  --------------------------
        Kurt Zyla                                        None
        Lloyd Buchanan                                   None
        Denise Krisko                                    None
        Robert McCormack                                 None
        Todd Rose                                        None

Portfolio Manager Compensation

As of June 30, 2007, the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors.

One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by a Fund. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a Portfolio Manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York serves as administrator, custodian and transfer agent for the Funds. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

BNY serves as the Portfolio's custodian. BNY does not receive any additional compensation for performing these services.

For the following periods the Administrator received the following fees:

                                                                          Administration Fee
Name                                                                 Period Ended March 31, 2007
------------------------------------------------------------         ---------------------------
WisdomTree Total Dividend Fund*                                               $ 11,551
WisdomTree High-Yielding Equity Fund*                                         $ 22,767
WisdomTree DEFA(SM) Fund*                                                     $ 11,928
WisdomTree DEFA(SM) High-Yielding Equity Fund*                                $ 16,262
WisdomTree Pacific ex-Japan High Yielding Equity Fund*                        $  8,506
WisdomTree Pacific ex-Japan Total Dividend Fund*                              $  7,025
WisdomTree Europe Total Dividend Fund*                                        $  4,082
WisdomTree Europe High-Yielding Equity Fund*                                  $  5,941
WisdomTree Europe SmallCap Dividend Fund*                                     $ 12,071
WisdomTree Japan Total Dividend Fund*                                         $  6,561
WisdomTree Japan High-Yielding Equity Fund*                                   $  7,612
WisdomTree Japan SmallCap Dividend Fund*                                      $  7,484
WisdomTree Dividend Top 100 Fund*                                             $ 18,472
WisdomTree LargeCap Dividend Fund*                                            $ 34,785
WisdomTree MidCap Dividend Fund*                                              $  7,931
WisdomTree SmallCap Dividend Fund*                                            $ 11,785
WisdomTree International LargeCap Dividend Fund*                              $  9,781
WisdomTree International Dividend Top 100 Fund*                               $ 24,454
WisdomTree International MidCap Dividend Fund*                                $ 12,087
WisdomTree International SmallCap Dividend Fund*                              $ 21,693
WisdomTree International Basic Materials Sector Fund**                        $    698
WisdomTree International Communications Sector Fund**                         $  1,705
WisdomTree International Consumer Discretionary Sector Fund**                 $    686
WisdomTree International Consumer Staples Sector Fund**                       $  1,962
WisdomTree International Energy Sector Fund**                                 $  1,992
WisdomTree International Financial Sector Fund**                              $    964
WisdomTree International Industrial Sector Fund**                             $  1,384
WisdomTree International Technology Sector Fund**                             $    627
WisdomTree International Utilities Sector Fund**                              $  2,345
WisdomTree International Health Care Sector Fund**                            $  1,917
WisdomTree Total Earnings Fund***                                             $    552
WisdomTree Earnings 500 Fund***                                               $    440
WisdomTree MidCap Earnings Fund***                                            $    110
WisdomTree SmallCap Earnings Fund***                                          $    237
WisdomTree Earnings Top 100 Fund***                                           $    556
WisdomTree Low P/E Fund***                                                    $    553
WisdomTree International Real Estate Fund****                                      N/A
WisdomTree Emerging Markets High-Yielding Equity Fund****                          N/A
WisdomTree Emerging Markets SmallCap Dividend Fund****                             N/A
WisdomTree India Earnings Fund****                                                 N/A
WisdomTree Middle East Dividend Fund****                                           N/A

----------
   * For the period June 16, 2006 (commencement of operations) through March 31, 2007

  ** For the period October 13, 2006 (commencement of operations) through March 31, 2007

 *** For the period February 23, 2007 (commencement of operations) through March 31, 2007

**** The Fund did not commence operations as of the end of the fiscal year ending March 31, 2007

Distributor. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Brokerage Transactions

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund during the Funds' first fiscal year of operation ended March 31, 2007.

                                                                   Commissions Paid
                                                               During Fiscal Year Ended
Fund                                                                March 31, 2007
-----------------------------------------------------------    ------------------------
WisdomTree Total Dividend Fund                                         $  3,648
WisdomTree High-Yielding Equity Fund                                   $  7,502
WisdomTree LargeCap Dividend Fund                                      $  9,823
WisdomTree Dividend Top 100 Fund                                       $  7,919
WisdomTree MidCap Dividend Fund                                        $  2,679
WisdomTree SmallCap Dividend Fund                                      $  8,570
WisdomTree Total Earnings Fund                                         $    263
WisdomTree Earnings 500 Fund                                           $     43
WisdomTree MidCap Earnings Fund                                        $      2
WisdomTree SmallCap Earnings Fund                                      $     11
WisdomTree Earnings Top 100 Fund                                       $    135
WisdomTree Low P/E Fund                                                $    109
WisdomTree DEFA Fund                                                   $  6,687
WisdomTree DEFA High-Yielding Equity Fund                              $ 14,180
WisdomTree Europe Total Dividend Fund                                  $  4,498
WisdomTree Europe High-Yielding Equity Fund                            $  6,629
WisdomTree Europe SmallCap Dividend Fund                               $ 30,281
WisdomTree Japan Total Dividend Fund                                   $  1,752
WisdomTree Japan High-Yielding Equity Fund                             $  1,968
WisdomTree Japan SmallCap Dividend Fund                                $  8,864
WisdomTree Pacific ex-Japan Total Dividend Fund                        $  6,681
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                  $  2,670
WisdomTree International LargeCap Dividend Fund                        $  4,068
WisdomTree International Dividend Top 100 Fund                         $  8,459
WisdomTree International MidCap Dividend Fund                          $ 33,778
WisdomTree International SmallCap Dividend Fund                        $ 49,713
WisdomTree Emerging Markets High-Yielding Equity Fund*                      N/A
WisdomTree Emerging Markets SmallCap Dividend Fund                          N/A
WisdomTree International Basic Materials Sector Fund                   $     23
WisdomTree International Communications Sector Fund                    $     56
WisdomTree International Consumer Discretionary Sector Fund            $    136
WisdomTree International Consumer Staples Sector Fund                  $    393
WisdomTree International Energy Sector Fund                            $    169
WisdomTree International Financial Sector Fund                         $    528
WisdomTree International Health Care Sector Fund                       $    364
WisdomTree International Industrial Sector Fund                        $    120
WisdomTree International Technology Sector Fund                        $     90
WisdomTree International Utilities Sector Fund                         $    225
WisdomTree International Real Estate Fund*                                  N/A
WisdomTree India Earnings Fund*                                             N/A
WisdomTree Middle East Dividend Fund*                                       N/A

----------
*     The Fund did not commence operations as of March 31, 2007.

Affiliated Brokers

During the Funds' first fiscal year of operation ended March 31, 2007, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2007, the name of each such broker or dealer and the value of each Fund's aggregate holdings of the securities of each issuer as of March 31, 2007.

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree Total Dividend Fund
                                                        AMERICAN FINANCIAL GROUP, INC.                      $    25,019
                                                        AMERIPRISE FINANCIAL, INC.                               42,512
                                                        BANK OF AMERICA CORP.                                 3,226,963
                                                        BANK OF NEW YORK CO., INC. (THE)                        247,314
                                                        BB&T CORP.                                              284,310
                                                        BEAR STEARNS & CO., INC.                                 46,609
                                                        BLACKROCK, INC.                                          76,123
                                                        CHARLES SCHWAB CORP. (THE)                               81,500
                                                        CITIGROUP, INC.                                       3,365,901
                                                        COMERICA, INC.                                          122,970
                                                        CULLEN/FROST BANKERS, INC.                               42,387
                                                        FEDERATED INVESTORS, INC.                                26,512
                                                        FRANKLIN RESOURCES, INC.                                 48,694
                                                        GOLDMAN SACHS GROUP, INC.                               214,689
                                                        H&R BLOCK, INC.                                          49,633
                                                        JPMORGAN CHASE & CO.                                  1,664,852
                                                        LEGG MASON, INC.                                         38,249
                                                        LEHMAN BROTHERS HOLDINGS, INC.                           76,026
                                                        LINCOLN NATIONAL CORP.                                  151,443
                                                        MARSH & MCLENNAN COS., INC.                             116,018
                                                        MELLON FINANCIAL CORP                                   124,502
                                                        MERRILL LYNCH & CO., INC.                               265,591
                                                        METLIFE, INC.                                           155,728
                                                        MORGAN STANLEY                                          394,902
                                                        NORTHERN TRUST CORP.                                     70,845
                                                        NUVEEN INVESTMENTS, INC.                                 21,995
                                                        PEOPLE'S BANK                                            52,303
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                245,274
                                                        PROTECTIVE LIFE CORP.                                    19,113
                                                        PRUDENTIAL FINANCIAL, INC.                              147,485
                                                        RAYMOND JAMES FINANCIAL, INC.                            20,296
                                                        REGIONS FINANCIAL CORP.                                 333,822
                                                        STATE STREET CORP.                                       84,305
                                                        T. ROWE PRICE GROUP, INC.                                55,590
                                                        WACHOVIA CORP.                                        1,551,308
                                                        WADDELL & REED FINANCIAL, INC.                           20,965
                                                        WELLS FARGO & CO.                                     1,252,149
                                                        WINTRUST FINANCIAL CORP.                                 16,595
                                                        ZIONS BANCORP.                                           60,939
                                                        AG EDWARDS, INC.                                         40,747
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree High-Yielding Equity Fund
                                                        BANK OF AMERICA CORP.                              $ 12,989,130
                                                        BB&T CORP.                                            1,193,805
                                                        CINCINNATI FINANCIAL CORP.                              302,312
                                                        CITIGROUP, INC.                                      13,659,982
                                                        COMERICA, INC.                                          517,832
                                                        JPMORGAN CHASE & CO.                                  6,744,753
                                                        KEYCORP                                                 793,090
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                896,170
                                                        REGIONS FINANCIAL CORP.                               1,338,719
                                                        WACHOVIA CORP.                                        6,241,293
                                                        WELLS FARGO & CO.                                     5,034,836
--------------------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
                                                        AMERIPRISE FINANCIAL, INC.                         $    191,705
                                                        BANK OF AMERICA CORP.                                14,355,548
                                                        BANK OF NEW YORK CO., INC.                            1,136,779
                                                        BB&T CORP.                                            1,459,615
                                                        BEAR STEARNS & CO., INC.                                208,987
                                                        BLACKROCK, INC.                                         329,033
                                                        CHARLES SCHWAB CORP. (THE)                              370,190
                                                        COAMERICA, INC.                                         628,327
                                                        CITIGROUP, INC.                                      15,018,541
                                                        FRANKLIN RESOURCES, INC.                                204,807
                                                        GOLDMAN SACHS GROUP, INC.                               952,358
                                                        JPMORGAN CHASE & CO.                                  7,429,861
                                                        KEYCORP                                                 866,831
                                                        LEGG MASON, INC.                                        176,455
                                                        LEHMAN BROTHERS HOLDINGS, INC.                          364,154
                                                        LINCOLN NATIONAL CORP.                                  703,592
                                                        MARSH & MCLENNAN COS., INC.                             526,341
                                                        MBIA, INC.                                              257,703
                                                        MELLON FINANCIAL CORP                                   585,712
                                                        MERRILL LYNCH & CO., INC                              1,240,567
                                                        METLIFE, INC.                                           726,730
                                                        MORGAN STANLEY                                        1,780,527
                                                        NORTHERN TRUST CORP.                                    365,711
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                992,322
                                                        PRUDENTIAL FINANCIAL, INC.                              752,317
                                                        REGIONS FINANCIAL CORP.                               1,604,100
                                                        SOVEREIGN BANCORP, INC.                                 779,151
                                                        STATE STREET CORP.                                      417,249
                                                        T. ROWE PRICE GROUP, INC.                               260,914
                                                        WACHOVIA CORP                                         6,894,627
                                                        WELLS FARGO & CO.                                     5,565,196
                                                        ZIONS BANCORP.                                          283,142
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
                                                        BANK OF AMERICA CORP.                              $  2,263,094
                                                        BANK OF NEW YORK CO., INC. (THE)                      1,622,122
                                                        BB&T CORP.                                            2,141,121
                                                        CITIGROUP, INC.                                       2,341,874
                                                        COMERICA, INC.                                        2,176,207
                                                        JPMORGAN CHASE & CO.                                  1,323,677
                                                        KEYCORP                                               2,270,532
                                                        LINCOLN NATIONAL CORP.                                2,212,665
                                                        NATIONAL CITY CORP.                                   2,530,356
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)              1,624,579
                                                        REGIONS FINANCIAL CORP.                               2,110,988
                                                        U. S. BANCORP.                                        2,325,435
                                                        WACHOVIA CORP.                                        2,426,769
                                                        WASHINGTON MUTUAL, INC.                               2,517,168
                                                        WELLS FARGO & CO.                                     1,777,173
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree MidCap Dividend Fund
                                                        A. G. EDWARDS, INC.                                 $   175,025
                                                        ALLIED CAPITAL CORP.                                    831,889
                                                        AMERICAN CAPITAL STRATEGIES LTD                       1,333,421
                                                        AMERICAN FINANCIAL GROUP, INC.                          107,328
                                                        COMPASS BANCHARES, INC.                                 591,335
                                                        CULIEN/FROST BANKERS, INC.                              177,242
                                                        FEDERATED INVESTORS, INC.                               202,180
                                                        FIRST HORIZON NATIONAL CORP.                            563,438
                                                        HUNTINGTON BANCSHARES, INC.                             515,616
                                                        NUVEEN INVESTMENTS, INC.                                171,794
                                                        PEOPLE'S BANK                                           341,658
                                                        PROTECTIVE LIFE CORP                                    131,944
                                                        RAYMOND JAMES FINANCIAL, INC.                           117,909
                                                        WADDELL & REED FINANCIAL, INC.                          113,662
--------------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
                                                        BANKATLANTIC BANCORP, INC.                          $    69,958
                                                        CITIZENS BANKING CORP.                                  970,852
                                                        FNB CORP / PA.                                          498,086
                                                        OLD NATIONAL BANCORP                                    509,149
                                                        SANDERS MORRIS HARRIS GROUP, INC.                        32,610
                                                        SWS GROUP, INC.                                          87,927
                                                        UNITED COMMUNITY FINANCIAL CORP.                        101,130
                                                        WINTRUST FINANCIAL CORP.                                 66,201
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
                                                        AFFILIATED MANAGERS GROUP, INC.                     $     6,501
                                                        A.G. EDWARDS, INC.                                        8,302
                                                        AMERICAN FINANCIAL GROUP, INC.                            9,531
                                                        AMERICAN INTERNATIONAL GROUP, INC.                      307,867
                                                        BANK OF AMERICA CORP                                    508,669
                                                        BANK OF NEW YORK CO., INC. (THE)                         39,739
                                                        BB&T CORP.                                               42,661
                                                        BEAR, STEARNS & COS., INC.                               49,616
                                                        BLACKROCK, INC.                                           6,252
                                                        CHARLES SCHWAB CORP. (THE)                               24,326
                                                        CINCINNATI FINANCIAL CORP.                               13,568
                                                        CITIGROUP, INC.                                         536,503
                                                        COMERICA, INC.                                           21,283
                                                        FEDERATED INVESTORS, INC.                                 6,610
                                                        FRANKLIN RESOURCES, INC.                                 25,374
                                                        GOLDMAN SACHS GROUP, INC.                               225,226
                                                        H&R BLOCK, INC.                                           9,889
                                                        INVESTMENT TECHNOLOGY GROUP, INC.                         5,488
                                                        JP MORGAN CHASE & CO.                                   329,952
                                                        KEYCORP                                                  32,599
                                                        KNIGHT CAPITAL GROUP, INC.                                5,702
                                                        LABRANCHE & CO., INC.                                     9,360
                                                        LEGG MASON, INC.                                         15,074
                                                        LEHMAN BROTHERS HOLDINGS, INC.                           93,193
                                                        LINCOLN NATINAL CORP.                                    32,539
                                                        MARSH & MCLENNAN COS., INC.                              13,473
                                                        MBIA, INC.                                               20,302
                                                        MELLON FINANCIAL CORP.                                   23,296
                                                        MERRILL LYNCH & CO., INC.                               124,955
                                                        METLIFE, INC.                                           107,986
                                                        MORGAN STANLEY                                          194,536
                                                        NORTHERN TRUST CORP.                                     18,042
                                                        NUVEEN INVESTMENTS, INC.                                  5,676

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
                                                        PEOPLE'S BANK                                        $   6,216
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                68,372
                                                        PROTECTIVE LIFE CORP.                                    6,166
                                                        PRUDENTIAL FINANCIAL, INC.                              70,403
                                                        RAYMOND JAMES FINANCIAL, INC.                            5,952
                                                        REGIONS FINANCIAL CORP.                                 32,187
                                                        STATE STREET CORP.                                      27,843
                                                        T. ROWE PRICE GROUP, INC.                               14,157
                                                        UNITED COMMUNITY FINANCIAL CORP.                         6,155
                                                        WADDELL & REED FINANCIAL, INC.                           5,830
                                                        ZIONS BANCORP                                           16,059
                                                        E*TRADE FINANCIAL CORP.                                 12,095
                                                        FISERV, INC.                                            12,734
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund
                                                        AMERICAN INTERNATIONAL GROUP, INC.                   $ 299,869
                                                        BANK OF AMERICA CORP.                                  476,323
                                                        BANK OF NEW YORK CO., INC. (THE)                        36,982
                                                        BB&T CORP.                                              40,036
                                                        BEAR, STEARNS & CO., INC.                               45,706
                                                        BLACKROCK, INC.                                          6,252
                                                        CHARLES SCHWAB CORP. (THE)                              22,680
                                                        CINCINNATI FINANCIAL CORP.                              12,550
                                                        CITIGROUP, INC.                                        501,489
                                                        COMERICA, INC.                                          19,864
                                                        FRANKLIN RESOURCES, INC.                                24,166
                                                        GOLDMAN SACHS GROUP, INC.                              209,317
                                                        JPMORGAN CHASE & CO.                                   308,471
                                                        LEGG MASON, INC.                                        14,320
                                                        LEHMAN BROTHERS HOLDINGS, INC.                          87,447
                                                        LINCOLN NATIONAL CORP.                                  30,370
                                                        MBIA, INC.                                              18,861
                                                        MELLON FINANCIAL CORP.                                  21,743
                                                        MERRILL LYNCH & CO., INC.                              116,951
                                                        METLIFE, INC.                                          101,040
                                                        MORGAN STANLEY                                         192,411
                                                        NORTHERN TRUST CORP.                                    16,839
                                                        PEOPLE'S BANK                                            1,421
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                63,909
                                                        PRUDENTIAL FINANCIAL, INC.                              65,709
                                                        REGIONS FINANCIAL CORP.                                 29,994
                                                        SOVEREIGN BANCORP, INC.                                 10,990
                                                        STATE STREET CORP.                                      25,900
                                                        WACHOVIA CORP.                                         171,756
                                                        ZIONS BANCORP                                           14,876
--------------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund
                                                        AFFILIATED MANAGERS GROUP, INC.                      $   7,151
                                                        A.G. EDWARDS, INC.                                      15,220
                                                        ALLIED CAPITAL CORP.                                    23,797
                                                        AMERICAN FINANCIAL GROUP, INC.                          17,155
                                                        CULLEN/FROST BANKERS, INC.                               8,582
                                                        FEDERATED INVESTORS, INC.                               10,208
                                                        FIRST MARBLEHEAD CORP. (THE)                            15,802
                                                        INVESTMENT TECHNOLOGY GROUP, INC.                        3,998
                                                        KNIGHT CAPITAL GROUP, INC.                               4,625
                                                        NUVEEN INVESTMENTS, INC.                                 7,663
                                                        PROTECTIVE LIFE CORP.                                    9,072
                                                        RADIAN GROUP, INC.                                      25,246
                                                        RAYMOND JAMES FINANCIAL, INC.                            9,523
                                                        WADDELL & REED FINANCIAL, INC.                           4,338
                                                        CHITTENDEN CORP.                                         4,106
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree SmallCap Earnings Fund
                                                        BANKATLANTIC BANCORP, INC.                          $     4,033
                                                        INFINITY PROPERTY & CASUALTY CORP.                       30,178
                                                        LABRANCHE & CO., INC.                                    29,589
                                                        LANDAMERICA FINANCIAL GROUP, INC.                        44,937
                                                        SAFETY INSURANCE GROUP, INC.                             28,967
                                                        SANDERS MORRIS HARRIS GROUP, INC.                           564
                                                        STIFEL FINANCIAL CORP.                                    4,607
                                                        SWS GROUP, INC.                                           9,924
                                                        UNITED COMMUNITY FINANCIAL CORP.                          6,895
                                                        OCWEN FINANCIAL CORP.                                    52,715
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund

                                                        ALLSTATE CORP. (THE)                                $   322,523
                                                        BANK OF AMERICA CORP.                                   232,702
                                                        BB&T CORP.                                              195,665
                                                        BEARS, STEARNS & CO. INC.                               303,707
                                                        CITIGROUP, INC.                                         282,062
                                                        GOLDMAN SACHS GROUP, INC.                               309,738
                                                        HARTFORD FINANCIAL SERVICES GROUP, INC. (THE)           316,561
                                                        JPMORGAN CHASE & CO.                                    254,576
                                                        KEYCORP                                                 235,686
                                                        LINCOLN NATIONAL CORP.                                  191,168
                                                        MERRILL LYNCH & CO., INC.                               201,562
                                                        METLIFE, INC.                                           257,652
                                                        MORGAN STANLEY                                          285,899
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                347,615
                                                        PRUDENTIAL FINANCIAL, INC.                              202,453
                                                        WACHOVIA CORP.                                          187,170
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund
                                                        A.G. EDWARDS, INC.                                  $    14,528
                                                        AMERICAN INTERNATIONAL GROUP, INC.                      530,366
                                                        BANK OF AMERICA CORP.                                   881,115
                                                        BB&T CORP.                                               73,836
                                                        BEAR, STEARNS & CO., INC.                                84,196
                                                        CINCINNATI FINANCIAL CORP.                               22,896
                                                        CITIGROUP, INC.                                         928,228
                                                        COMERICA, INC.                                           36,654
                                                        CULLEN/FROST BANKERS, INC.                               12,036
                                                        GOLDMAN SACHS GROUP, INC.                               386,398
                                                        JPMORGAN CHASE & CO.                                    570,884
                                                        KEYCORP                                                  55,830
                                                        KNIGHT CAPITAL GROUP, INC.                               11,088
                                                        LABRANCHE & CO., INC.                                    14,965
                                                        LEHMAN BROTHERS HOLDINGS, INC.                          161,161
                                                        MERRILL LYNCH & CO., INC.                               216,426
                                                        METLIFE, INC.                                           187,556
                                                        MORGAN STANLEY                                          337,093
                                                        PNC FINANCIAL SERVICES GROUP, INC. (THE)                118,031
                                                        PROTECTIVE LIFE CORP.                                    11,891
                                                        PRUDENTIAL FINANCIAL, INC.                              119,775
                                                        WACHOVIA CORP.                                          316,537
                                                        ZIONS BANCORP.                                           27,892
--------------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
                                                        BANCO SANTANDER CENTRAL HISPANO SA                  $ 1,283,378
                                                        BARCLAYS PLC                                          1,223,041
                                                        HSBC HOLDINGS PLC                                     2,538,214
                                                        LLOYDS TSB GROUP PLC                                  1,293,919
                                                        ROYAL BANK OF SCOTLAND GROUP PLC                      1,357,020
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree DEFA High-Yielding Equity Fund
                                                        BANCO SANTANDER CENTRAL HISPANO SA                  $ 2,776,197
                                                        BARCLAYS PLC                                          2,890,347
                                                        HSBC HOLDING PLC                                      6,004,845
                                                        LLOYDS TSB GROUP PLC                                  3,061,535
                                                        ROYAL BANK OF SCOTLAND GROUP PLC                      3,209,249
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
                                                        BANCO SANTANDER CENTRAL HISPANO SA                  $   434,112
                                                        BARCLAYS PLC                                            471,161
                                                        HSBC HOLDINGS PLC                                       978,889
                                                        LLOYDS TSB GROUP PLC                                    599,768
                                                        ROYAL BANK OF SCOTLAND GROUP PLC                        533,655
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
                                                        BANCO SANTANDER CENTRAL HISPANO SA                  $ 1,151,774
                                                        BARCLAYS PLC                                          1,197,516
                                                        HSBC HOLDINGS PLC                                     2,752,157
                                                        LLOYDS TSB GROUP PLC                                  1,514,842
                                                        ROYAL BANK OF SCOTLAND GROUP PLC                      1,330,519
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
                                                        ABG SUNDAL COLLIER ASA                              $   921,705
                                                        ACTA HOLDINGS ASA                                     1,554,464
                                                        AWD HOLDINGS AG                                         993,287
                                                        D CARNEGIE AB                                         1,289,862
                                                        INTERMEDIATE CAPITAL GROUP PLC                        1,210,718
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
                                                        MITSUBISHI UFJ FINANCIAL GROUP INC.                 $   833,537
                                                        MIZUHO FINANCIAL GROUP, INC.                            404,970
                                                        NIKKO CORDIAL CORP.                                     384,849
                                                        NOMURA HOLDINGS, INC.                                   509,400
                                                        SUMITOMO TRUST & BANKING INC. CO., LTD. (THE)           374,711
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
                                                        BANK OF YOKOHAMA LTD. (THE)                         $   468,999
                                                        DAIWA SECURITIES GROUP, INC,                          1,156,959
                                                        NIKKO CORDIAL CORP.                                   1,475,252
                                                        OKASAN HOLDINGS, INC.                                   124,667
                                                        SHINKO SECURITIES CO., LTD.                             166,852
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
                                                        DAISHI BANK LTD. (THE)                              $   380,350
                                                        KEIYO BANK LTD (THE)                                    323,523
                                                        JUROKU BANK LTD (THE)                                   334,288
                                                        OKASAN HOLDINGS, INC.                                   342,833
                                                        TOKAI TOKYO SECURITIES CO., LTD.                        580,987
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
                                                        AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.          $ 3,072,848
                                                        COMMONWEALTH BANK OF AUSTRALIA                        4,002,637
                                                        HANG SENG BANK LTD.                                   1,756,099
                                                        NATIONAL AUSTRALIA BANK LTD.                          3,779,281
                                                        WESTPAC BANKING CORP.                                 2,768,205
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
                                                        AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.          $ 6,998,342
                                                        COMMONWEALTH BANK OF AUSTRALIA                        7,327,945
                                                        NATIONAL AUSTRALIA BANK LTD.                          7,166,363
                                                        ST. GEORGE BANK LTD.                                  3,265,560
                                                        WESTPAC BANKING CORP.                                 6,377,495
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree International LargeCap Dividend Fund
                                                        BANCO SANTANDER CENTRAL HISPANO SA                  $ 1,073,417
                                                        BARCLAYS PLC                                          1,164,836
                                                        HSBC HOLDINGS PLC                                     2,419,911
                                                        LLOYDS TSB GROUP PLC                                  1,233,662
                                                        ROYAL BANK OF SCOTLAND GROUP PLC                      1,294,136
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
                                                        ABN AMRO HOLDING N.V.                               $ 4,184,702
                                                        BANCA INTESA SPA                                      6,127,075
                                                        COMMONWEALTH BANK OF AUSTRALIA                        4,086,564
                                                        LLOYDS TSB GROUP PLC                                  4,681,445
                                                        ST. GEORGE BANK LTD.                                  4,606,337
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
                                                        ALLIANCE & LEICESTER PLC                            $ 1,067,402
                                                        AMVESCAP PLC                                            871,227
                                                        BANCA POPOLARE ITALIANA SCRL                          1,079,107
                                                        SAMPO OYJ                                             1,364,023
                                                        SUNCORP - METWAY LTD.                                 1,749,321
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
                                                        ACTA HOLDING ASA                                    $ 1,879,695
                                                        ALINTA LTD.                                           2,876,719
                                                        INDUSTRIAL & COMMERCIAL BANK OF CHINA LTD.            1,554,496
                                                        INTERMEDIATE CAPITAL GROUP PLC                        1,166,184
                                                        RATOS AB                                              1,386,963
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund
                                                                                                                    N/A
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund
                                                                                                                    N/A
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
                                                                                                                   None
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund
                                                                                                                   None
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund
                                                        BETER BED HOLDING NV                                $     3,974
                                                        TAT HONG HOLDINGS LTD.                                    1,818
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund
                                                                                                                   None
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund
                                                                                                                   None
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
                                                        BANCO SANTANDER CENTRAL HISPANO SA                  $   677,043
                                                        BARCLAYS PLC                                            694,947
                                                        HSBC HOLDINGS PLC                                     1,443,935
                                                        LLOYDS TSB GROUP PLC                                    781,722
                                                        ROYAL BANK OF SCOTLAND GROUP PLC                        772,310
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund
                                                                                                                   None
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund
                                                        IBIDEN CO., LTD.                                    $    20,699
                                                        ITALCEMENTI SPA                                          50,079
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Aggregate Value of
                                                                                                          Holdings as of
Fund                                                    Name of Broker or Dealer                          March 31, 2007
-----------------------------------------------------   ------------------------                        ------------------
WisdomTree International Technology Sector Fund
                                                                                                                  None
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund
                                                        ALINTA LTD.                                          $ 237,544
--------------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund
                                                                                                                   N/A
--------------------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund
                                                                                                                   N/A
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund
                                                                                                                   N/A
--------------------------------------------------------------------------------------------------------------------------

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund during the Funds' first fiscal year of operation ended March 31, 2007.

                                                             Portfolio Turnover Rates During Fiscal
Fund                                                               Year Ended March 31, 2007
----------------------------------------------------------   ---------------------------------------
WisdomTree Total Dividend Fund                                                 12%
WisdomTree High-Yielding Equity Fund                                           11%
WisdomTree LargeCap Dividend Fund                                              13%
WisdomTree Dividend Top 100 Fund                                               21%
WisdomTree MidCap Dividend Fund                                                12%
WisdomTree SmallCap Dividend Fund                                              16%
WisdomTree Total Earnings Fund                                                  1%
WisdomTree Earnings 500 Fund                                                    1%
WisdomTree MidCap Earnings Fund                                                 0%*
WisdomTree SmallCap Earnings Fund                                               0%*
WisdomTree Earnings Top 100 Fund                                                2%
WisdomTree Low P/E Fund                                                         1%
WisdomTree DEFA Fund                                                           11%
WisdomTree DEFA High-Yielding Equity Fund                                      19%
WisdomTree Europe Total Dividend Fund                                          24%
WisdomTree Europe High-Yielding Equity Fund                                    24%
WisdomTree Europe SmallCap Dividend Fund                                       47%
WisdomTree Japan Total Dividend Fund                                            6%
WisdomTree Japan High-Yielding Equity Fund                                      6%
WisdomTree Japan SmallCap Dividend Fund                                        25%
WisdomTree Pacific ex-Japan Total Dividend Fund                                21%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                           7%
WisdomTree International LargeCap Dividend Fund                                 8%
WisdomTree International Dividend Top 100 Fund                                  8%
WisdomTree International MidCap Dividend Fund                                  44%
WisdomTree International SmallCap Dividend Fund                                39%
WisdomTree Emerging Markets High-Yielding Equity Fund**                       N/A
WisdomTree Emerging Markets SmallCap Dividend Fund                            N/A
WisdomTree International Basic Materials Sector Fund                            0%*
WisdomTree International Communications Sector Fund                             0%*
WisdomTree International Consumer Discretionary Sector Fund                     3%
WisdomTree International Consumer Staples Sector Fund                           2%
WisdomTree International Energy Sector Fund                                     1%
WisdomTree International Financial Sector Fund                                  5%
WisdomTree International Health Care Sector Fund                                3%
WisdomTree International Industrial Sector Fund                                 1%
WisdomTree International Technology Sector Fund                                 2%
WisdomTree International Utilities Sector Fund                                  1%
WisdomTree International Real Estate Fund**                                   N/A
WisdomTree India Earnings Fund**                                              N/A
WisdomTree Middle East Dividend Fund**                                        N/A

----------
 *    Amount represents less than 1%.

**    The Fund did not commence operations as of March 31, 2007.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of 40 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation & Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit

Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions. The WisdomTree India Earnings Fund intends to issue and redeem Creation Unit Aggregations solely for cash or a specified amount of non-U.S. Currency in an amount equal to the NAV per Creation Unit Aggregation. The other Fund's reserve the right to use this approach.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. Except as described herein, all orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. Purchase Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund use a different process. Purchase Orders for Creation Unit

Aggregations of Shares of the WisdomTree India Earnings Fund will be accepted only if they are placed after the Listing Exchange Closing Time and before 5:30 p.m. Eastern time on any Business Day. Such Purchase Orders for WisdomTree India Earnings Fund, if accepted, will receive the next Business Day's net asset value per Creation Unit Aggregation. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Dividend and Earnings Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant
Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Dividend and Earnings Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the "Settlement Date". The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3 "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open) ("T+3"). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Funds. Fund Deposits in connection with the International Funds will not be made either through the Clearing Process or through DTC. For each International Fund, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. Purchase Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund use a different process. Purchase Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund will be accepted only if they are placed after the Listing Exchange Closing Time and before 5:30 p.m. Eastern time on any Business Day. Such Purchase Orders for WisdomTree India Earnings Fund, if accepted, will receive the next Business Day's net asset value per Creation Unit Aggregation. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of Trust, cash purchases of Creation Unit Aggregations of Shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset Trust's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay a fixed purchase Transaction Fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The Transaction Fees for in-kind and cash purchases of Creation Units of Shares are described in the Prospectus. The Trust requires purchases of Creation Units of Shares of the WisdomTree India Earnings Fund to be paid in cash - either U.S. dollars or Indian Rupee as specified by the Trust.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

                                                             Standard Creation   Maximum Creation
Name of Fund                                                  Transaction Fee    Transaction Fee
----------------------------------------------------------   -----------------   ----------------
WisdomTree Total Dividend Fund                                   $  4,000            $  8,500
WisdomTree High-Yielding Equity Fund                             $  2,200            $  2,500
WisdomTree LargeCap Dividend Fund                                $  1,500            $  2,000
WisdomTree Dividend Top 100 Fund                                 $    500            $    600
WisdomTree MidCap Dividend Fund                                  $  2,500            $  3,000
WisdomTree SmallCap Dividend Fund                                $  4,000            $  4,500
WisdomTree Total Earnings Fund                                   $  5,500            $ 12,090
WisdomTree Earnings 500 Fund                                     $  2,500            $  2,500
WisdomTree MidCap Earnings Fund                                  $  3,500            $  4,000
WisdomTree SmallCap Earnings Fund                                $  4,000            $  5,705
WisdomTree Earnings Top 100 Fund                                 $    500            $    500
WisdomTree Low P/E Fund                                          $  2,000            $  3,500
WisdomTree DEFA Fund                                             $ 15,000            $ 50,000
WisdomTree DEFA High-Yielding Equity Fund                        $  9,500            $ 20,000
WisdomTree Europe Total Dividend Fund                            $  7,500            $ 25,000
WisdomTree Europe High-Yielding Equity Fund                      $  2,500            $  7,500
WisdomTree Europe SmallCap Dividend Fund                         $ 10,000            $ 11,000
WisdomTree Japan Total Dividend Fund                             $  4,000            $ 10,000
WisdomTree Japan High-Yielding Equity Fund                       $  2,500            $  3,500
WisdomTree Japan SmallCap Dividend Fund                          $  5,000            $  6,000
WisdomTree Pacific ex-Japan Total Dividend Fund                  $  8,000            $ 18,500
WisdomTree Pacific ex-Japan High-Yielding Equity Fund            $  3,500            $  4,500
WisdomTree International LargeCap Dividend Fund                  $  6,000            $  8,000
WisdomTree International Dividend Top 100 Fund                   $  2,500            $  3,500
WisdomTree International MidCap Dividend Fund                    $  8,000            $ 20,000
WisdomTree International SmallCap Dividend Fund                  $ 10,000            $ 25,000
WisdomTree Emerging Markets High-Yielding Equity Fund            $  9,000            $ 27,000
WisdomTree Emerging Markets SmallCap Dividend Fund               $  7,000            $ 21,000
WisdomTree India Earnings Fund                                   $  5,000            $ 20,000
WisdomTree International Basic Materials Sector Fund             $  4,000            $  5,000
WisdomTree International Communications Sector Fund              $  3,250            $  5,100
WisdomTree International Consumer Discretionary Sector Fund      $  9,500            $ 11,500
WisdomTree International Consumer Staples Sector Fund            $  8,000            $ 10,500
WisdomTree International Energy Sector Fund                      $  1,250            $  2,000
WisdomTree International Financial Sector Fund                   $  9,000            $ 14,000
WisdomTree International Health Care Sector Fund                 $  2,250            $  3,500
WisdomTree International Industrial Sector Fund                  $  9,500            $ 12,500
WisdomTree International Technology Sector Fund                  $  2,000            $  2,500
WisdomTree International Utilities Sector Fund                   $  1,500            $  2,500
WisdomTree International Real Estate Fund                        $  6,500            $ 10,150
WisdomTree Middle East Dividend Fund                             $  6,500            $ 26,000

Placement of Redemption Orders for Domestic Dividend and Earnings Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Equity Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Dividend and Earnings Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 11:00 a.m., Eastern time, on the contracted settlement date; and
(iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. A different process is used for Redemption Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund. Redemption Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund use a different process. Redemption Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund will be accepted only if they are placed after the Listing Exchange Closing Time and before 5:30 p.m. Eastern time on any Business Day. Such Redemption Orders for WisdomTree India Earnings Fund, if accepted, will receive the next Business Day's net asset value per Creation Unit Aggregation. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY on such Transmittal Date. If, however, a redemption order is submitted to BNY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. In the event that, in the sole discretion of Trust, cash redemptions are permitted or required by Trust, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. The Trust intends to pay redemptions of Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund in cash, either U.S. dollars or Indian Rupee as specified by the Trust.

REGULAR HOLIDAYS. Each Fund generally intends to effect deliveries of Creation Unit Aggregations and Portfolio Securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Listed below are the dates in calendar year 2008 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list may not be complete and is subject to change.

Argentina
Jan 1                        Jun 16               Dec 25
March 20, 21, 24             July 9
April 2                      Aug 18
May 1                        Nov 8

Australia
Jan 1, 28                    Dec 25
Mar 21, 24                   Dec 26
Apr 25
Jun 9

Austria
Jan 1                        Aug 15
March 21, 24                 Dec 8
May 1, 12                    Dec 25
May 22                       Dec 26

Bahrain
Jan 1, 10, 20, 21            Dec 8, 9, 10
March 20                     Dec 16, 17
May 1, 14
Oct 1, 2

Belgium
Jan 1
March 21, 24
May 1
Dec 25, 26

Brazil
Jan 1                        May 1, 22
Feb 4, 5                     July 9
Mar 21                       Nov 20
Apr 21                       Dec 25, 24

Canada
Jan 1                        Jul 1                 Dec 25
Feb 18                       Aug 4                 Dec 26
March 21                     Sep 1
May 19                       Oct 13

Chile
Jan 1                        July 16               Dec 8
March 21                     Aug 15                Dec 25, 31
Apr 14                       Sep 18
May 1, 21                    Sep 19

China (Shanghai)
Jan 1                        May 2                 Oct 3
Feb 6, 7, 8, 11, 12          June 9
Apr 4                        Sept 15, 29, 30
May 1                        Oct 1, 2

China (Shenzhen)
Jan 1                        May 2                 Oct 2
Feb 6, 7, 8, 11, 12          June 9                Oct 3
Apr 4                        Sept 15, 29, 30
May 1                        Oct 1

Denmark
Jan 1                        May 1, 12
Mar 20, 21, 24               Jun 5
Apr 18                       Dec 25, 24, 31
Apr 18                       Dec 26

Egypt
Jan 1, 7, 9, 20              Oct 2, 6, 9
April 27, 28                 Dec 10, 25
May 1
July 23

Finland
Jan 1                        Dec 25, 26, 31
March 21, 24
May 1
Jun 20

France
Jan 1                        Dec 26
March 21, 24
May 1
Dec 25

Greece
Jan 1                        Apr 21                Aug 15
Mar 10, 21                   Apr 24                Dec 25
Apr 14                       May 1                 Dec 26
Apr 17                       Jun 12

Germany
Jan 1                        June 16               Dec 26
March 21, 24, 10, 25         Aug 15
April 25, 28                 Oct 28
May 1                        Dec 25

Hong Kong
Jan 1                        May 1, 12             Oct 1, 7
Feb 7, 8                     June 9                Dec 25
March 21, 24                 July 1                Dec 26
Apr 4                        Sept 15

India
March 6, 20, 21              Sept 3
Apr 14, 18                   Oct 2, 9, 28, 30
May 1, 19                    Dec 9, 25
Aug 15, 19

Ireland
Jan 1                        Dec 25
March 21, 24                 Dec 26
May 5
Jun 2

Israel
Mar 21                       Aug 10                Oct 9, 13, 14, 19, 20, 21
Apr 20                       Sept 29, 30
May 7, 8                     Oct 1
Jun 8, 9                     Oct 8

Italy
Jan 1                        Aug 15
March 21, 24                 Dec 25
Apr 25                       Dec 26
May 1

Japan
Jan 1, 2                     April 29              Nov 3
Jan 3                        May 5, 6              Nov 24
Jan 14                       Jul 21                Dec 23, 31
Feb 11                       Sep 15, 23
Mar 20                       Oct 13

Jordan
Jan 1, 10, 30                Dec 8, 9, 10, 11
March 20
May 1, 25
Sept 30
Oct 1, 2, 6

Kuwait
Jan 1, 9                     July 30
Feb 25, 26                   Oct 2, 5
March 20                     Dec 8, 9, 10, 11
May 14, 15

Malaysia
Jan 1                        May 1, 19             Dec 25, 8, 29
Jan 10, 23                   Sept 1
Feb 1, 7, 8                  Oct 1, 2
March 20                     Oct 27

Mexico
Jan 1                        May 1                 Dec 12
Feb 4                        Sept 16               Dec 25
March 17, 20, 21             Nov 17

Morocco
Jan 1, 10, 11                Aug 14, 20, 21
March 20, 21                 Oct 1, 2
May 1                        Nov 6, 18
July 30                      Dec 9, 10

New Zealand
Jan 1                        Apr 25                Dec 26
Jan 2                        Jun 2
Feb 6                        Oct 27
March 21, 24                 Dec 25

Netherlands
Jan 1                        Dec 26
March 21, 24
May 1
Dec 25

Norway
Jan 1                        Dec 26
March 20, 21, 24
May 1, 12
Dec 25, 24

Oman
Jan 1, 10, 12                Nov 18, 19
March 22                     Dec 7, 8, 9, 10
July 23, 30
Oct 1, 2

Portugal
Jan 1                        Dec 26
March 21, 24, 25
May 1
Dec 25

Qatar
Jan 1
Oct 1, 2
Dec 7, 8, 9, 10, 11, 18

Singapore
Jan 1                        Oct 1, 28
Feb 7, 8                     Dec 8, 25
March 21
May 1, 19

South Africa
Jan 1                        Jun 16
Mar 21, 24                   Sep 24
Apr 28                       Dec 16, 25
May 1                        Dec 26

South Korea
Jan 1                        May 31                Oct 3
Feb 6, 7, 8                  Jun 6                 Oct 6
Apr 9                        Jul 17                Dec 25
May 1                        Aug 15                Dec 31
May 5, 12                    Sept 15

Spain
Jan 1, 7                     Dec 25
March 21, 24                 Dec 26
May 1

Sweden
Jan 1                        Jun 6
March 21, 24                 Dec 24, 25
May 1                        Dec 26, 31

Switzerland
Jan 1, 2                     May 12                Dec 26
March 21, 24                 Aug 1
May 1                        Dec 25

Taiwan
Jan 1                        May 1
Feb 6, 7, 8, 11, 28          Oct 10
Apr 4

Thailand
Jan 1                        May 5                 Oct 23
Feb 21                       May 19                Dec 5
Apr 7, 14, 15                Jul 1, 17             Dec 10
May 1                        Aug 12

U.A.E.
Jan 1, 10, 14
March 20
July 31
Oct 1, 2
Dec 2, 7, 8, 9, 28

United Kingdom
Jan 1                        Aug 25
March 21, 24                 Dec 25
May 5, 26                    Dec 26

United States
Jan 1                        May 26               Dec 25
Jan 21                       Jul 4
Feb 18                       Sep 1
March 21                     Nov 27

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must distribute with respect to each taxable year at least 90% of its net investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and
(b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer or two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the IRC), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should potentially qualify as qualified dividend income and distributions to corporate shareholders generally should potentially be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its net capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or net capital gains are not distributed. However, the Fund may designate the retained amount of net capital gains as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made to the Fund's Shareholder in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that at either the Fund or shareholder level (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC, or
(iv) the dividend is received by the Fund from a foreign corporation that is treated as a passive foreign investment company. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. Each Fund, but in particular the International Funds may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of foreign stocks or securities, the Fund will be eligible to make an election to pass through such tax to its shareholders. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, or, unless the Fund elects otherwise, on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", ("PFIC"), the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The election of regime (ii) or (iii) may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Electing either of these regimes may therefore require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to

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

recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from certain futures and options contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts entered into by the Funds will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year on futures or options transactions that are subject to the mark-to-market rule). Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

Additional Tax Information Concerning REITs. A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools." Under recently issued Treasury guidance, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the IRC as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or taxable mortgage pool interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the IRC) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Foreign shareholders of a Fund must treat a distribution attributable to a Fund's sale of stock in a REIT or other U.S. real property holding company as real property gain, subject to U.S. tax and withholding, if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the Fund from a REIT. Restrictions apply regarding wash sales and substitute payment transactions. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income.

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Taxation of the India Portfolio

As discussed, the India Earnings Fund invests in Indian securities through a wholly-owned subsidiary, WisdomTree India Investment Portfolio, Inc. (the "India Portfolio"). Investors should note that taxation in India of the income of the India Portfolio arising from its investments in India, and therefore the tax liability of the Fund, is expected to be minimized under the provisions of the India Mauritius Double Tax Avoidance Treaty (the "Treaty"). While the validity of this treaty and its applicability to entities such as the Fund was recently upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-intepretation and renegotiation in the future. Any change in the Treaty's application could have a material adverse affect on the tax status of the India Portfolio and therefore the returns of the India Portfolio and the returns of the India Earnings Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the India Portfolio is not entitled to the benefits of the Treaty.

In order to claim the benefits of the Treaty, the India Portfolio must be a tax resident of Mauritius. The India Portfolio is incorporated in Mauritius, has been issued a certificate of Mauritian tax residence by the Tax Authorities in Mauritius, and has been granted a Tax Residency Certificate. Accordingly, the Fund expects to be eligible for the benefits under the Treaty.

It is currently not clear whether income from entities such as the India Portfolio will be classified as capital gains income or as 'business income' under Indian law. However, this distinction should not affect the ultimate tax consequences to the India Portfolio. Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax, provided that the India Portfolio does not have a Permanent Establishment in India. Similarly, 'business income,' is also exempt from taxation under the Treaty so long as the India Portfolio does not have a Permanent Establishment in India. Since the India Portfolio has been deemed a tax resident of Mauritius, it does not expect to be deemed to have a Permanent Establishment in India. If the India Portfolio were deemed to have such a Permanent Establishment, income attributable to that Permanent Establishment could be taxable in India at a rate of 42.23%.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax ("STT"), which is levied on the value of a transaction at rates not exceeding 0.25%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains.

It is currently not entirely clear whether the Indian Minimum Alternate Tax ("MAT") applies to The India Portfolio as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by The India Portfolio is less than 10% of its book profits, then The India Portfolio would be deemed to owe taxes of 10% of book profits.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the India Portfolio and thus reduce the return to Fund shareholders.

Non-U.S. Shareholders. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund. Each Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons. The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The  foregoing  discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on
applicable   provisions  of  the  IRC,   regulations,   judicial  authority  and
administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (i) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (ii) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

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The  Trust  reserves  the  right to  declare  special  distributions  if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Financial Statements

The audited financial statements, including the financial highlights appearing in the Trust's annual report to shareholders for the fiscal year ended March 31, 2007 and filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com.

Miscellaneous Information

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent auditor of the Trust.

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